UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® 1-3 Year Duration
Securitized Bond Central Fund

November 30, 2008

1.841391.102

13CEN-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency Obligations - 6.7%
	Principal Amount	Value
Fannie Mae 4.75% 3/12/10 (d) (Cost $53,995,708)	$ 54,000,000	$ 55,687,487
Asset-Backed Securities - 47.8%

ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1:
Class M1, 1.895% 2/25/34 (g)(i)	731,327	649,477
Class M2, 2.495% 2/25/34 (g)(i)	2,525,000	1,592,552
Advanta Business Card Master Trust Series 2006-C1 Class C1, 1.9325% 10/20/14 (g)	2,280,000	456,000
American Express Credit Account Master Trust Series 2004-C Class C, 1.9225% 2/15/12 (b)(g)	252,165	223,792
AmeriCredit Automobile Receivables Trust Series 2006-1:
Class A3, 5.11% 10/6/10	48,832	48,753
Class B1, 5.2% 3/6/11	1,870,000	1,792,571
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	2,420,000	2,067,503
Ameriquest Mortgage Securities, Inc.:
Series 2004-R2 Class M1, 1.825% 4/25/34 (g)(i)	5,085,000	4,113,656
Series 2005-R10 Class A2B, 1.615% 12/25/35 (g)(i)	1,193,139	904,400
Series 2006-M3 Class A2A, 1.445% 10/25/36 (g)(i)	530,277	505,111
Argent Securities, Inc.:
Series 2004-W5 Class M1, 1.995% 4/25/34 (g)(i)	360,000	247,929
Series 2004-W7:
Class M1, 1.945% 5/25/34 (g)(i)	4,965,000	2,847,486
Class M2, 1.995% 5/25/34 (g)(i)	4,035,000	2,706,969
Asset Backed Funding Certificates Series 2005-HE1 Class M1, 1.815% 12/25/34 (g)(i)	1,736,229	1,203,126
Asset Backed Funding Corp. Series 2006-OPT2:
Class M5, 1.795% 10/25/36 (g)(i)	3,500,000	150,325
Class M7, 2.175% 10/25/36 (g)(i)	1,490,000	53,454
Class M9. 3.295% 10/25/36 (g)(i)	3,000,000	93,300
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE2 Class M1, 1.765% 3/25/36 (g)(i)	1,370,000	162,962
Series 2006-HE6:
Class M7, 2.195% 11/25/36 (g)(i)	415,000	15,884
Class M9, 3.545% 11/25/36 (g)(i)	1,105,000	40,001
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (a)(b)(g)	10,000,000	1
Bayview Financial Mortgage Trust Series 2006-D Class 2A1, 3.35% 12/28/36 (g)(i)	344,067	342,885
Asset-Backed Securities - continued
	Principal Amount	Value
Bear Stearns Asset Backed Securities I Trust:
Series 2005-FR1 Class M1, 1.895% 6/25/35 (g)(i)	$ 1,234,973	$ 744,482
Series 2007-HE3 Class 1A1, 1.515% 4/25/37 (g)(i)	1,340,457	1,152,840
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 1.5125% 9/17/11 (b)(g)	1,950,000	1,784,250
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	10,000,000	9,400,000
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	3,760,000	3,597,263
Series 2006-2:
Class B, 5.07% 12/15/11	11,625,000	8,137,500
Class C, 5.31% 6/15/12	8,550,000	4,275,000
Series 2007-1 Class C, 5.38% 11/15/12	3,045,000	1,979,250
Series 2007-SN1 Class D, 6.05% 1/17/12	1,490,000	894,000
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	6,300,000	5,812,069
Series 2006-C Class A3A, 5.07% 7/15/11	1,139,511	1,089,123
Series 2007-B Class A3A, 5.03% 4/15/12	7,806,266	7,037,484
Carmax Auto Owner Trust Series 2007-1 Class A3, 5.24% 7/15/11	2,404,627	2,326,852
Carrington Mortgage Loan Trust Series 2006-NC4 Class M1, 1.695% 10/25/36 (g)(i)	1,170,000	136,013
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (b)	4,949,746	4,076,514
Chase Manhattan Auto Owner Trust Series 2005-B Class A4, 4.88% 6/15/12	4,789,245	4,665,027
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	1,600,428	1,599,310
Class C, 5.28% 2/20/13	637,085	611,511
Series 2006-VT2:
Class A3, 5.07% 2/20/10	6,796,752	6,784,420
Class D, 5.46% 4/20/14	519,778	311,867
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 1.445% 8/26/36 (g)(i)	104,127	99,515
Series 2006-NC2:
Class A2A, 1.435% 9/25/36 (g)(i)	162,216	154,972
Class A2B, 1.555% 9/25/36 (g)(i)	1,430,000	464,750
Series 2006-WF2 Class A2B, 5.735% 5/25/36 (i)	675,496	656,709
CNH Equipment Trust:
Series 2006-A Class A3, 5.2% 8/16/10	4,416,445	4,400,053
Series 2007-A Class A3, 4.98% 10/15/10	10,700,247	10,659,461
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 1.515% 1/25/37 (g)(i)	$ 85,001	$ 81,523
Series 2007-11 Class 2A1, 1.455% 6/25/47 (g)(i)	1,150,603	988,276
Series 2007-4 Class A1A, 1.515% 9/25/37 (g)(i)	6,975,889	6,239,786
Series 2007-BC2 Class 2A1, 1.485% 6/25/37 (g)(i)	1,101,170	931,746
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.895% 5/25/34 (g)(i)	5,275,000	3,610,480
Series 2004-3 Class M1, 1.895% 6/25/34 (g)(i)	1,500,000	1,153,433
CPS Auto Receivables Trust:
Series 2006-D Class A3, 5.157% 5/15/11 (b)	3,497,708	3,066,175
Series 2007-B Class A3, 5.47% 11/15/11 (b)	2,234,999	2,006,612
Series 2007-C Class A3, 5.45% 5/15/12 (b)	1,819,988	1,530,979
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 1.455% 10/25/36 (g)(i)	1,760,076	1,520,373
DaimlerChrysler Auto Trust Series 2006-D Class A3, 4.98% 2/8/11	1,768,961	1,721,974
Fieldstone Mortgage Investment Corp. Series 2006-3:
Class 2A3, 1.555% 11/25/36 (g)(i)	8,231,000	2,675,075
Class M1, 1.655% 11/25/36 (g)(i)	5,480,000	374,284
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 2.22% 3/25/34 (g)(i)	56,871	40,882
Series 2006-FF12 Class A2, 1.435% 9/25/36 (g)(i)	847,334	811,474
Series 2006-FF5 Class 2A2, 1.505% 4/25/36 (g)(i)	1,788,705	1,740,076
Series 2007-FF2 Class A2C, 3.4088% 3/25/37 (c)(g)(i)	5,525,000	2,030,438
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12 (c)	2,000,000	1,400,000
Fosse Master Issuer PLC Series 2007-1A Class C2, 5.0525% 10/18/54 (b)(g)	1,680,000	1,220,318
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14	375,000	302,215
Class C, 5.41% 7/21/14	3,340,000	2,422,672
Series 2007-1:
Class A4, 5.03% 2/16/15	2,625,000	2,363,169
Class C, 5.43% 2/16/15	3,215,000	2,205,779
Fremont Home Loan Trust:
Series 2005-A Class M1, 1.825% 1/25/35 (g)(i)	3,257,395	2,078,696
Series 2006-3 Class 2A1, 1.465% 2/25/37 (g)(i)	87,794	85,105
Series 2006-D Class M1, 1.625% 11/25/36 (g)(i)	1,695,000	114,413
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 5.9102% 9/25/30 (b)(g)	2,810,000	1,842,517
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust Series 2006-2A:
Class A, 1.6025% 11/15/34 (b)(g)	$ 6,126,840	$ 3,860,158
Class B, 1.7025% 11/15/34 (b)(g)	2,214,846	757,283
Class C, 1.8025% 11/15/34 (b)(g)	3,677,904	889,300
Class D, 2.1725% 11/15/34 (b)(g)	1,398,341	239,377
GE Equipment Midticket LLC Series 2006-1:
Class B, 1.5725% 9/15/17 (g)	2,765,000	2,363,852
Class C, 1.7425% 9/15/17 (g)	1,610,000	1,123,809
Goal Capital Funding Trust Series 2007-1 Class C1, 3.6113% 6/25/42 (g)	3,865,000	3,388,059
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	729,500	671,743
Class C, 5.74% 12/15/14	2,209,004	2,088,890
GSAMP Trust:
Series 2004-AR1 Class M1, 2.045% 6/25/34 (g)(i)	2,775,000	1,639,519
Series 2004-FM2 Class M1, 2.145% 1/25/34 (g)(i)	2,398,977	1,598,536
Series 2006-FM3 Class ABS, 1.595% 11/25/36 (g)(i)	6,635,000	2,427,302
Series 2007-HE1 Class M1, 1.645% 3/25/47 (g)(i)	975,000	107,445
GSR Mortgage Loan Trust Series 2006-6 Class AV1, 3.3288% 3/25/36 (g)	111,208	107,998
Helios Finance L.P. Series 2007-S1 Class B1, 2.1525% 10/20/14 (b)(g)	4,005,000	2,317,930
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.715% 8/25/33 (g)(i)	2,893,022	1,845,169
Series 2003-4 Class M1, 2.595% 10/25/33 (g)(i)	7,378,646	4,691,204
Series 2006-1 Class 2A3, 1.62% 4/25/36 (g)(i)	5,511,393	4,067,408
Series 2006-7 Class M4, 1.775% 1/25/37 (g)(i)	1,320,000	58,212
Series 2006-8 Class 2A1, 1.445% 3/25/37 (g)(i)	189,334	162,926
Home Equity Loan Trust Series 2007-FRE1 Class M1, 1.895% 4/25/37 (g)(i)	7,165,000	887,744
HSBC Automotive Trust:
Series 2006-3 Class A3, 5.28% 9/19/11	2,802,287	2,716,904
Series 2007-1 Class A3, 5.3% 11/17/11	2,299,559	2,282,868
HSBC Home Equity Loan Trust:
Series 2006-3 Class A1V, 1.5325% 3/20/36 (g)(i)	1,014,126	954,592
Series 2007-2 Class A3V, 1.6725% 7/21/36 (g)(i)	1,055,000	538,050
HSI Asset Securitization Corp. Trust:
Series 2006-HE1 Class 2A3, 1.555% 10/25/36 (g)(i)	2,445,000	892,425
Series 2007-HE1 Class 2A3, 1.585% 1/25/37 (g)(i)	1,485,000	544,501
Hyundai Auto Receivables Trust:
Series 2006-1:
Class B, 5.29% 11/15/12	1,145,784	1,112,500
Class C, 5.34% 11/15/12	1,484,512	1,446,003
Asset-Backed Securities - continued
	Principal Amount	Value
Hyundai Auto Receivables Trust: - continued
Series 2007-A Class A3A, 5.04% 1/17/12	$ 4,070,000	$ 3,945,207
JPMorgan Mortgage Acquisition Trust:
Series 2006-CH1:
Class A4, 1.535% 1/25/35 (g)(i)	1,645,000	645,498
Class M1, 1.615% 5/25/36 (g)(i)	765,000	128,635
Series 2006-NC2 Class M2, 1.695% 7/25/36 (g)(i)	1,070,000	83,086
Series 2006-WF1:
Class A1A, 5.6% 7/25/36 (i)	92,680	91,290
Class A1B, 1.495% 7/25/36 (g)(i)	309,576	301,065
Series 2007-CH1:
Class AV4, 1.525% 11/25/36 (g)(i)	1,450,000	444,425
Class MV1, 1.625% 11/25/36 (g)(i)	1,180,000	379,724
Series 2007-CH3 Class M1, 1.695% 3/25/37 (g)(i)	3,000,000	275,700
Keycorp Student Loan Trust Series 2006-A Class 2C, 4.9188% 3/27/42 (g)	11,300,000	2,260,000
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	9,242,500	7,114,000
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M1, 1.925% 6/25/34 (g)(i)	5,225,000	3,509,471
Series 2005-WL1 Class M2, 1.945% 6/25/35 (g)(i)	2,340,000	1,813,952
Series 2006-1 Class 2A2, 1.535% 2/25/36 (g)(i)	2,602	2,577
Series 2006-10 Class 2A3, 1.555% 11/25/36 (g)(i)	2,270,000	740,588
Series 2006-2 Class 2A2, 1.525% 3/25/36 (g)(i)	835,653	810,583
Series 2006-8 Class 2A1, 1.435% 9/25/36 (g)(i)	441,035	413,485
Series 2006-9:
Class M4, 1.765% 11/25/36 (g)(i)	815,000	16,422
Class M5, 1.795% 11/25/36 (g)(i)	1,570,000	21,289
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 1.655% 10/25/36 (g)(i)	500,000	58,225
Series 2006-HE5 Class M1, 1.625% 11/25/36 (g)(i)	9,900,000	704,880
MBNA Credit Card Master Note Trust Series 2006-A1 Class A1, 4.9% 7/15/11	8,330,000	8,295,760
MBNA Master Credit Card Trust II Series 1999-B Class A, 5.9% 8/15/11	3,650,000	3,621,262
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 2.145% 7/25/34 (g)(i)	1,344,607	818,678
Class M2, 2.22% 7/25/34 (g)(i)	56,456	8,397
Merna Reinsurance Ltd. Series 2007-1 Class B, 5.5119% 6/30/12 (b)(g)	4,000,000	3,706,800
Merrill Auto Trust Securitization Series 2007-1:
Class A2, 5.43% 1/15/10	747,640	747,310
Class B, 5.79% 12/16/13	3,132,410	2,852,540
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 2.045% 7/25/34 (g)(i)	$ 5,200,089	$ 4,397,004
Series 2006-FM1 Class A2B, 1.505% 4/25/37 (g)(i)	3,101,000	2,818,034
Series 2006-MLN1 Class A2A, 1.465% 7/25/37 (g)(i)	832,299	763,200
Series 2006-OPT1 Class A1A, 1.655% 6/25/35 (g)(i)	9,304,719	7,667,675
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 3.045% 12/27/32 (g)(i)	1,561,281	1,033,893
Series 2003-NC8 Class M1, 2.445% 9/25/33 (g)(i)	3,416,345	2,259,660
Series 2006-HE6 Class A2A, 1.435% 9/25/36 (g)(i)	3,190,455	3,011,391
Series 2006-NC5 Class A2C, 1.545% 10/25/36 (g)(i)	1,285,000	469,025
Series 2007-HE2:
Class A2A, 1.435% 1/25/37 (g)(i)	174,908	151,696
Class M1, 1.645% 1/25/37 (g)(i)	1,375,000	91,850
Series 2007-HE4 Class A2A, 1.505% 2/25/37 (g)(i)	182,579	157,973
Series 2007-NC3:
Class A2A, 1.455% 5/25/37 (g)(i)	87,140	71,145
Class A2C, 1.585% 5/25/37 (g)(i)	5,815,000	2,137,013
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.895% 1/25/32 (g)(i)	95,555	45,054
Series 2002-NC1 Class M1, 2.595% 2/25/32 (b)(g)(i)	3,247,930	2,389,288
Series 2002-NC3 Class M1, 2.475% 8/25/32 (g)(i)	1,848,270	1,080,206
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 1.495% 4/25/37 (g)(i)	1,700,707	1,428,937
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 1.445% 11/25/36 (g)(i)	216,702	201,290
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(g)(h)	22,795,000	2,108,538
National Collegiate Student Loan Trust:
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	16,950,000	1,144,125
Series 2006-1 Class AIO, 5.5% 4/25/11 (h)	2,440,000	244,000
Series 2006-2 Class AIO, 6% 8/25/11 (h)	1,210,000	121,000
Series 2006-3 Class AIO, 7.1% 1/25/12 (h)	1,945,000	359,767
Series 2006-4:
Class AIO, 6.35% 2/27/12 (h)	6,185,000	1,121,093
Class D, 2.495% 5/25/32 (g)	8,700,000	696,000
Series 2007-1 Class AIO, 7.27% 4/25/12 (h)	8,315,000	1,692,435
Series 2007-2 Class AIO, 6.7% 7/25/12 (h)	7,070,000	1,519,272
New Century Home Equity Loan Trust:
Series 2005-A Class A2, 4.461% 8/25/35 (g)(i)	6,700	6,636
Series 2005-D Class M2, 1.865% 2/25/36 (g)(i)	2,775,000	918,525
Asset-Backed Securities - continued
	Principal Amount	Value
Newcastle CDO VIII Series 2006-8A Class 4, 3.8588% 11/1/52 (b)(g)	$ 7,900,000	$ 1,343,000
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36 (i)	411,140	397,976
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 1.465% 1/25/37 (g)(i)	289,759	247,686
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 1.485% 5/25/37 (g)(i)	428,283	373,377
Series 2007-6 Class 2A1, 1.455% 7/25/37 (g)(i)	509,282	443,680
Ownit Mortgage Loan Trust:
Series 2006-6 Class A2A, 1.455% 9/25/37 (g)(i)	2,029,866	1,907,623
Series 2006-7 Class A2C, 1.555% 10/25/37 (g)(i)	1,975,000	722,520
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 1.915% 1/25/35 (g)(i)	9,300,000	6,570,104
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 1.465% 9/25/36 (g)(i)	1,118,941	1,061,420
Pinnacle Capital Asset Trust Series 2006-A Class C, 5.77% 5/25/10 (b)	158,296	157,791
Providian Master Note Trust Series 2006-C1A Class C1, 1.9725% 3/16/15 (b)(g)	11,090,000	6,321,300
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (b)	2,775,000	2,269,922
Residential Asset Securities Corp. Series 2006-EMX8 Class 1A2, 1.515% 10/25/36 (g)(i)	2,455,000	2,140,232
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 3.115% 1/25/36 (g)(i)	500,000	26,875
Series 2006-FR4 Class A2A, 1.475% 8/25/36 (g)(i)	713,352	613,383
Series 2007-NC1 Class A2A, 1.445% 12/25/36 (g)(i)	486,933	425,897
Sierra Receivables Funding Co. Series 2007-1A Class A2, 1.6025% 3/20/19 (b)(g)	1,428,777	1,271,755
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36 (i)	294,826	290,311
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (b)(i)	3,435,088	34,351
Structured Asset Securities Corp.:
Series 2004-1 Class 1A, 1.695% 4/25/34 (g)(i)	9,216,491	7,367,875
Series 2006-BC3 Class M7, 2.195% 10/25/36 (g)(i)	1,522,000	18,614
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 1.485% 6/25/37 (g)(i)	2,056,182	1,712,162
Superior Wholesale Inventory Financing Trust:
Series 2004-A10 Class B, 1.7025% 9/15/11 (g)	4,825,000	3,136,250
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust: - continued
Series 2007-AE1:
Class A, 1.5225% 1/15/12 (g)	$ 1,570,000	$ 1,256,000
Class B, 1.7225% 1/15/12 (g)	1,060,000	742,000
Class C, 2.0225% 1/15/12 (g)	1,330,000	798,000
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.8725% 3/15/11 (b)(g)	9,345,000	8,941,997
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (b)	8,885,145	7,403,014
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 1.5225% 6/15/12 (g)	3,570,000	3,117,939
Class B, 1.6425% 6/15/12 (g)	2,220,000	1,802,959
Class C, 1.9225% 6/15/12 (g)	1,330,000	1,052,280
Series 2007-2 Class A, 2.0725% 10/15/12 (g)	15,000,000	12,867,389
Trapeza CDO XII Ltd./, Inc. Series 2007-12A:
Class A3, 4.6675% 4/6/42 (b)(g)	860,000	215,000
Class B, 4.7675% 4/6/42 (b)(g)	5,720,000	686,400
Turquoise Card Backed Securities PLC Series 2006-2:
Class B, 1.5725% 10/17/11 (g)	4,060,000	3,633,067
Class C, 1.7725% 10/17/11 (g)	3,815,000	3,248,713
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (b)	5,252,000	5,173,220
Series 2006-2A:
Class A3, 5.23% 8/22/11 (b)	3,022,394	2,979,943
Class B, 5.29% 6/20/12 (b)	2,140,000	1,953,877
Class D, 5.54% 12/20/12 (b)	3,050,000	1,555,500
WaMu Asset-Backed Certificates Series 2006-HE5 Class M9, 3.895% 10/25/36 (g)(i)	1,680,000	42,638
WaMu Master Note Trust:
Series 2006-C2A Class C2, 1.9225% 8/15/15 (b)(g)	8,000,000	4,160,000
Series 2006-C3A Class C3A, 1.8025% 10/15/13 (b)(g)	5,750,000	4,025,000
Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	675,000	519,750
Series 2007-C1 Class C1, 1.8225% 5/15/14 (b)(g)	5,370,000	3,222,000
Wells Fargo Home Equity Trust Series 2007-2 Class A1, 1.485% 4/25/37 (g)(i)	1,485,634	1,367,015
WFS Financial Owner Trust Series 2005-2 Class C, 4.62% 11/19/12	10,000,000	9,452,040
TOTAL ASSET-BACKED SECURITIES (Cost $607,404,786)		396,394,968
Collateralized Mortgage Obligations - 27.2%
	Principal Amount	Value
Private Sponsor - 27.2%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 2.5388% 2/17/52 (b)(g)	$ 1,415,000	$ 1,199,184
Series 2006-2A:
Class 2B, 2.2688% 2/17/52 (b)(g)	2,890,000	2,670,533
Class 2C, 2.5288% 2/17/52 (b)(g)	3,535,000	2,691,761
Class 2M, 2.3488% 2/17/52 (b)(g)	1,965,000	1,763,725
Banc of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 7.0069% 12/25/33 (g)	370,570	286,698
Class 2A1, 4.2094% 12/25/33 (g)	7,617,986	5,834,675
Series 2003-L Class 2A1, 3.9924% 1/25/34 (g)	12,433,364	9,408,541
Series 2004-1 Class 2A2, 4.6819% 10/25/34 (g)	7,602,239	5,613,737
Series 2004-A:
Class 2A1, 3.555% 2/25/34 (g)	686,596	514,167
Class 2A2, 4.1069% 2/25/34 (g)	2,963,830	2,219,505
Series 2004-B:
Class 1A1, 6.433% 3/25/34 (g)	576,506	432,475
Class 2A2, 4.0821% 3/25/34 (g)	7,436,492	5,593,732
Series 2004-C Class 1A1, 5.923% 4/25/34 (g)	577,933	435,280
Series 2004-D:
Class 1A1, 4.9539% 5/25/34 (g)	2,028,063	1,544,922
Class 2A2, 4.1918% 5/25/34 (g)	18,019,534	13,450,278
Series 2004-G Class 2A7, 4.5202% 8/25/34 (g)	13,692,958	10,220,064
Series 2004-H Class 2A1, 4.4741% 9/25/34 (g)	13,745,756	10,335,729
Series 2004-J:
Class 1A2, 5.6094% 11/25/34 (g)	1,099,169	814,670
Class 2A1, 4.7586% 11/25/34 (g)	14,121,358	10,431,180
Series 2005-H Class 2A2, 4.8% 9/25/35 (g)	910,778	541,072
Series 2005-J Class 2A4, 5.0933% 11/25/35 (g)	7,646,000	5,184,460
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 1.675% 1/25/35 (g)	153,932	78,388
Series 2005-2 Class 1A1, 1.645% 3/25/35 (g)	214,733	114,542
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.604% 10/12/41 (b)(g)(h)	25,396,719	368,461
Citigroup Mortgage Loan Trust:
floater Series 2006-FX1 Class A2, 1.595% 10/25/36 (g)(i)	5,758,000	5,164,206
Series 2004-UST1 Class A4, 4.3903% 8/25/34 (g)	3,315,407	2,426,077
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.4049% 6/20/35 (g)	1,440,000	746,678
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-4 Class 5A2, 1.795% 3/25/35 (g)	$ 409,180	$ 166,128
Series 2005-10 Class 5A2, 1.715% 1/25/36 (g)	366,287	203,617
Series 2005-8 Class 7A2, 1.675% 11/25/35 (g)	154,036	90,591
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR6 Class 9A2, 2.135% 10/25/34 (g)	303,831	147,092
Series 2005-6 Class 1A2, 1.665% 7/25/35 (g)	4,431,038	3,788,356
Series 2007-AR7 Class 2A1, 4.5901% 11/25/34 (g)	1,161,919	882,518
DT Auto Owner Trust sequential payer Series 2007-A Class A2, 5.53% 8/15/10 (b)	710,676	698,239
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 4.6625% 10/18/54 (b)(g)	3,315,000	2,669,955
Class C2, 4.9725% 10/18/54 (b)(g)	1,110,000	564,896
Class M2, 4.7525% 10/18/54 (b)(g)	1,900,000	1,402,244
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 2.6875% 11/20/56 (b)(g)	2,270,000	1,150,640
Granite Master Issuer PLC floater:
Series 2005-1 Class A4, 3.3038% 12/20/54 (g)	5,051,469	2,778,308
Series 2005-4 Class C2, 2.7675% 12/20/54 (g)	1,073,514	161,027
Series 2006-1A:
Class A5, 2.2875% 12/20/54 (b)(g)	8,507,546	4,679,150
Class C2, 2.8175% 12/20/54 (b)(g)	2,685,000	402,750
Series 2006-2 Class C1, 4.9725% 12/20/54 (g)	240,000	36,000
Series 2006-4:
Class B1, 3.2938% 12/20/54 (g)	3,540,000	1,239,000
Class C1, 3.5838% 12/20/54 (g)	2,165,000	324,750
Class M1, 3.3738% 12/20/54 (g)	930,000	232,500
Series 2007-1:
Class 1C1, 3.5038% 12/20/54 (g)	1,975,000	296,250
Class 1M1, 3.3538% 12/20/54 (g)	1,490,000	372,500
Class 2C1, 3.6338% 12/20/54 (g)	880,000	132,000
Class 2M1, 3.4538% 12/20/54 (g)	1,915,000	478,750
Series 2007-2 Class 2C1, 4.98% 12/17/54 (g)	2,645,000	396,750
Granite Mortgages PLC floater Series 2004-3 Class 2A1, 3.3438% 9/20/44 (g)	736,742	405,208
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8371% 4/25/35 (g)	1,206,215	879,332
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 5.1425% 7/15/40 (b)(g)	720,000	589,765
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.2853% 5/25/17 (g)	$ 110,382	$ 105,939
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 1.665% 3/25/35 (g)	27,727	17,381
MASTR Asset Backed Securities Trust floater Series 2006-NC3 Class M1, 1.625% 10/25/36 (g)(i)	2,860,000	203,346
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2464% 8/25/17 (g)	4,667,825	3,934,952
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1.565% 2/25/37 (g)	2,129,959	1,036,691
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 1.5925% 6/15/22 (b)(g)	230,000	212,750
Class C, 1.6125% 6/15/22 (b)(g)	1,495,000	971,750
Class D, 1.6225% 6/15/22 (b)(g)	575,000	333,500
Class E, 1.6325% 6/15/22 (b)(g)	920,000	460,000
Class F, 1.6625% 6/15/22 (b)(g)	690,000	310,500
Class G, 1.7325% 6/15/22 (b)(g)	345,000	138,000
Class H, 1.7525% 6/15/22 (b)(g)	690,000	207,000
Class J, 1.7925% 6/15/22 (b)(g)	805,000	161,000
Class TM, 1.9225% 6/15/22 (b)(g)	16,183,978	9,953,147
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-E Class A2, 3.4325% 10/25/28 (g)	119,930	72,062
Series 2004-B Class A2, 3.0788% 6/25/29 (g)	90,882	54,154
Nomura Home Equity Loan Trust floater Series 2006-FM2 Class M7, 2.195% 7/25/36 (g)(i)	910,000	16,462
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 1.695% 3/25/37 (g)(i)	2,880,000	307,872
Permanent Financing No. 4 PLC Class 3C, 3.6169% 6/10/42 (g)	2,380,000	2,281,104
Permanent Financing No. 8 PLC floater Class 3C, 3.3369% 6/10/42 (g)	1,050,000	756,530
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 4.8325% 10/15/33 (g)	10,110,000	8,243,391
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 4.1175% 7/10/35 (b)(g)	7,788,356	4,681,581
Class B6, 4.6175% 7/10/35 (b)(g)	3,396,220	1,968,110
Series 2003-CB1:
Class B3, 3.2175% 6/10/35 (b)(g)	3,120,657	1,932,311
Class B4, 3.4175% 6/10/35 (b)(g)	2,788,239	1,661,512
Class B5, 4.0175% 6/10/35 (b)(g)	1,902,922	1,113,209
Class B6, 4.5175% 6/10/35 (b)(g)	1,129,542	636,271
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-B:
Class B4, 2.8675% 2/10/36 (b)(g)	$ 1,502,381	$ 584,426
Class B5, 3.3175% 2/10/36 (b)(g)	1,016,997	357,779
Class B6, 3.7675% 2/10/36 (b)(g)	369,817	109,466
Series 2004-C:
Class B4, 2.7175% 9/10/36 (b)(g)	1,872,364	867,092
Class B5, 3.1175% 9/10/36 (b)(g)	2,059,600	886,452
Class B6, 3.5175% 9/10/36 (b)(g)	280,855	99,731
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 1.495% 9/25/46 (g)	2,332,644	1,609,524
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	7,477,590	4,569,362
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,684,228	1,436,134
Series 2004-SL3 Class A1, 7% 8/25/16	998,422	858,209
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 1.845% 6/25/33 (b)(g)(i)	1,238,851	943,075
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.4663% 9/20/33 (g)	211,945	130,414
Series 2004-12 Class 1A2, 3.4838% 1/20/35 (g)	110,656	67,274
Series 2004-4 Class A, 4.4388% 5/20/34 (g)	106,816	67,017
Series 2004-5 Class A3, 3.1663% 6/20/34 (g)	119,213	79,070
Series 2004-6 Class A3A, 3.4913% 6/20/35 (g)	104,051	67,626
Series 2004-7 Class A3A, 3.4094% 8/20/34 (g)	94,995	58,871
Series 2005-1 Class A2, 3.3344% 2/20/35 (g)	113,363	71,134
SG Mortgage Securities Trust floater Series 2006-OPT2 Class A3C, 1.545% 10/25/36 (g)(i)	4,415,000	1,611,475
Triad Auto Receivables Owner Trust sequential payer Series 2007-A Class A3, 5.28% 2/13/12	15,000,000	13,371,013
WaMu Mortgage pass-thru certificates:
sequential payer:
Series 2002-S6 Class A25, 6% 10/25/32	729	744
Series 2004-RA2 Class 2A, 7% 7/25/33	2,915,448	2,418,654
Series 2003-AR10 Class A7, 4.6719% 10/25/33 (g)	1,753,734	1,141,724
Series 2003-AR12 Class A5, 4.043% 2/25/34	462,088	462,088
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 4.9325% 9/25/34 (g)	4,339,333	3,224,310
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	$ 24,274,597	$ 16,141,696
Series 2005-AR4 Class 2A2, 4.5418% 4/25/35 (g)	10,840,158	7,230,219
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $340,010,629)		225,488,160
Commercial Mortgage Securities - 17.0%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A1, 5.363% 5/10/11 (g)	3,379,985	3,107,891
Series 2006-5 Class A1, 5.185% 7/10/11	736,877	668,564
Series 2007-2 Class A1, 5.421% 1/10/12	1,814,871	1,599,939
Series 2006-5 Class XP, 0.832% 9/10/47 (h)	26,244,740	500,763
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2 Class A2, 3.52% 11/10/38	1,104,236	1,090,459
Series 2006-1 Class A1, 5.219% 9/10/45 (g)	7,608,674	7,010,930
Series 2002-2 Class XP, 2.0278% 7/11/43 (b)(g)(h)	7,960,055	150,221
Series 2003-2 Class XP, 0.4491% 3/11/41 (b)(g)(h)	110,123,014	608,793
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class F, 1.7325% 10/15/19 (b)(g)	820,000	546,038
Class G, 1.7525% 10/15/19 (b)(g)	870,000	564,630
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 1.755% 4/25/34 (b)(g)	2,251,300	1,664,611
Class B, 3.295% 4/25/34 (b)(g)	259,765	105,205
Class M1, 1.955% 4/25/34 (b)(g)	202,040	127,790
Class M2, 2.595% 4/25/34 (b)(g)	202,040	110,617
Series 2004-2 Class A, 1.825% 8/25/34 (b)(g)	2,424,011	1,842,248
Series 2004-3:
Class A1, 1.765% 1/25/35 (b)(g)	4,439,599	3,323,484
Class A2, 1.815% 1/25/35 (b)(g)	631,575	463,007
Class M1, 1.895% 1/25/35 (b)(g)	761,605	496,947
Series 2005-2A Class A1, 1.705% 8/25/35 (b)(g)	1,662,276	1,297,572
Series 2005-3A Class A2, 1.795% 11/25/35 (b)(g)	604,086	415,309
Series 2006-4A:
Class A1, 1.625% 12/25/36 (b)(g)	951,879	773,687
Class A2, 1.665% 12/25/36 (b)(g)	4,566,660	3,405,815
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class B1, 2.095% 12/25/36 (b)(g)	$ 141,602	$ 71,325
Class B2, 2.645% 12/25/36 (b)(g)	133,735	65,102
Class B3, 3.845% 12/25/36 (b)(g)	243,870	119,813
Class M1, 1.685% 12/25/36 (b)(g)	310,737	206,267
Class M2, 1.705% 12/25/36 (b)(g)	196,669	124,413
Class M3, 1.735% 12/25/36 (b)(g)	199,816	120,849
Class M4, 1.795% 12/25/36 (b)(g)	239,936	142,882
Class M5, 1.835% 12/25/36 (b)(g)	220,270	125,069
Class M6, 1.915% 12/25/36 (b)(g)	196,669	114,167
Series 2007-1:
Class A2, 1.665% 3/25/37 (b)(g)	852,710	567,052
Class B1, 2.065% 3/25/37 (b)(g)	272,055	90,431
Class B2, 2.545% 3/25/37 (b)(g)	194,905	58,472
Class B3, 4.745% 3/25/37 (b)(g)	560,352	162,502
Class M1, 1.665% 3/25/37 (b)(g)	227,389	131,886
Class M2, 1.685% 3/25/37 (b)(g)	170,542	93,798
Class M3, 1.715% 3/27/37 (b)(g)	154,300	84,093
Class M4, 1.765% 3/25/37 (b)(g)	113,695	52,868
Class M5, 1.815% 3/25/37 (b)(g)	190,845	80,155
Class M6, 1.895% 3/25/37 (b)(g)	267,995	99,480
Series 2007-2A:
Class A1, 1.665% 7/25/37 (b)(g)	722,299	498,386
Class A2, 1.715% 7/25/37 (b)(g)	677,435	440,333
Class B1, 2.995% 7/25/37 (b)(g)	201,885	62,584
Class B2, 3.645% 7/25/37 (b)(g)	174,967	40,242
Class B3, 4.745% 7/25/37 (b)(g)	192,912	41,476
Class M1, 1.765% 7/25/37 (b)(g)	228,803	114,401
Class M2, 1.805% 7/25/37 (b)(g)	116,644	55,406
Class M3, 1.885% 7/25/37 (b)(g)	116,644	51,324
Class M4, 2.045% 7/25/37 (b)(g)	251,234	97,981
Class M5, 2.145% 7/25/37 (b)(g)	219,830	81,337
Class M6, 2.395% 7/25/37 (b)(g)	278,152	93,181
Series 2007-3:
Class B1, 2.345% 7/25/37 (b)(g)	200,706	99,269
Class B2, 2.995% 7/25/37 (b)(g)	523,409	246,002
Class B3, 5.395% 7/25/37 (b)(g)	268,111	123,331
Class M1, 1.705% 7/25/37 (b)(g)	173,158	103,774
Class M2, 1.735% 7/25/37 (b)(g)	184,964	107,298
Class M3, 1.765% 7/25/37 (b)(g)	303,026	165,725
Class M4, 1.895% 7/25/37 (b)(g)	476,184	257,139
Class M5, 1.995% 7/25/37 (b)(g)	240,060	127,832
Class M6, 2.195% 7/25/37 (b)(g)	181,029	92,325
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-4A:
Class B1, 3.945% 9/25/37 (b)(g)	$ 286,106	$ 82,971
Class B2, 4.845% 9/25/37 (b)(g)	1,075,205	301,057
Class M1, 2.345% 9/25/37 (b)(g)	263,033	114,340
Class M2, 2.445% 9/25/37 (b)(g)	263,033	103,898
Class M4, 2.995% 9/25/37 (b)(g)	701,421	243,463
Class M5, 3.145% 9/25/37 (b)(g)	701,421	220,807
Class M6, 3.345% 9/25/37 (b)(g)	706,036	204,539
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 1.6725% 3/15/22 (b)(g)	490,000	398,966
Class E, 1.7225% 3/15/22 (b)(g)	2,550,000	1,943,842
Class F, 1.7725% 5/15/22 (b)(g)	1,565,000	1,167,882
Class G, 1.8225% 3/15/22 (b)(g)	400,000	292,723
Class H, 1.9725% 3/15/22 (b)(g)	490,000	294,000
Class J, 2.1225% 3/15/22 (b)(g)	490,000	279,300
sequential payer:
Series 2006-T24 Class A1, 4.905% 10/12/41 (g)	2,160,991	1,933,228
Series 2007-PW17 Class A1, 5.282% 6/11/50	3,233,735	2,572,948
Series 2007-PW15:
Class A1, 5.016% 2/11/44	1,441,042	1,260,080
Class X2, 0.5472% 2/11/44 (b)(g)(h)	113,638,227	1,363,079
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A2, 1.5325% 11/15/36 (b)(g)	2,055,000	1,027,500
Class G, 1.7525% 11/15/36 (b)(g)	515,000	195,700
Class H, 1.7925% 11/15/36 (b)(g)	410,000	147,600
Series 2007-C6 Class A1, 5.622% 12/10/49 (g)	4,476,297	3,901,195
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2006-C1 Class A1, 5.043% 8/15/48	6,480,461	5,983,189
COMM pass-thru certificates:
floater Series 2007-FL14:
Class F, 1.9225% 6/15/22 (b)(g)	1,180,403	553,073
Class G, 1.9725% 6/15/22 (b)(g)	327,163	95,541
Class H, 2.1225% 6/15/22 (b)(g)	327,163	130,903
sequential payer Series 2006-C8 Class A1, 5.11% 12/10/46	1,591,323	1,458,811
Series 2004-LBN2 Class X2, 0.9709% 3/10/39 (b)(g)(h)	23,360,936	367,038
Series 2006-C8 Class XP, 0.6903% 12/10/46 (g)(h)	133,525,640	1,969,717
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A1, 5.297% 12/15/39	$ 5,112,943	$ 4,678,774
Series 2007-C3 Class A1, 5.664% 6/15/39 (g)	1,100,770	999,700
Series 2006-C5 Class ASP, 0.8685% 12/15/39 (g)(h)	81,979,242	1,782,303
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	1,154,135	1,021,531
Series 2003-C4 Class ASP, 0.6211% 8/15/36 (b)(g)(h)	70,551,031	536,590
DLJ Commercial Mortgage Corp. sequential payer Series 1999-CG1 Class A1B, 6.46% 3/10/32	651,025	649,277
GE Capital Commercial Mortgage Corp.:
Series 2004-C1 Class X2, 1.1699% 11/10/38 (b)(g)(h)	73,485,968	1,380,934
Series 2007-C1 Class XP, 0.4046% 12/10/49 (g)(h)	92,629,032	722,877
Global Signal Trust III Series 2006-1 Class B, 5.588% 2/15/36	5,440,000	4,632,636
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class X2, 0.8527% 12/10/38 (b)(g)(h)	84,140,984	928,656
Greenwich Capital Commercial Funding Corp.:
sequential payer:
Series 2007-GG11 Class A1, 5.358% 12/10/49	4,926,705	3,834,418
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,316,656	1,186,113
Series 2003-C1 Class XP, 2.2804% 7/5/35 (b)(g)(h)	52,465,262	1,294,544
Series 2003-C2 Class XP, 1.1647% 1/5/36 (b)(g)(h)	100,589,265	1,410,815
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 2.4975% 3/1/20 (b)(g)	4,615,000	2,861,300
Class D, 2.5475% 3/1/20 (b)(g)	5,460,000	3,385,200
Class E, 2.6175% 3/1/20 (b)(g)	765,000	474,300
Class F, 2.6575% 3/1/20 (b)(g)	380,000	228,000
Class G, 2.6975% 3/1/20 (b)(g)	190,000	114,000
Class H, 2.8275% 3/1/20 (b)(g)	315,000	189,000
Class J, 3.0275% 3/1/20 (b)(g)	450,000	261,000
sequential payer Series 2004-C1 Class A1, 3.659% 10/10/28	2,051,905	2,040,572
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	1,797,382	1,428,945
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class A, 6.98% 8/3/15 (b)	940,827	944,682
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1441% 1/15/38 (b)(g)(h)	$ 23,137,745	$ 359,753
Series 2004-CB8 Class X2, 1.2658% 1/12/39 (b)(g)(h)	23,911,509	428,970
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2:
Class D, 1.6525% 11/15/18 (b)(g)	248,502	141,646
Class E, 1.7025% 11/15/18 (b)(g)	372,753	205,014
Class F, 1.7525% 11/15/18 (b)(g)	559,130	296,339
Class G, 1.7825% 11/15/18 (b)(g)	483,925	246,802
Class H, 1.9225% 11/15/18 (b)(g)	372,753	182,649
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A2, 3.086% 5/15/27	276,993	275,781
Series 2006-C7 Class A1, 5.279% 11/15/38	625,741	569,162
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	773,301	702,650
Series 2007-C2 Class A1, 5.226% 2/15/40	694,580	628,422
Series 2004-C2 Class XCP, 1.0169% 3/1/36 (b)(g)(h)	135,946,095	2,744,792
Series 2004-C4 Class A2, 4.567% 6/15/29 (g)	1,431,207	1,406,902
Merrill Lynch Mortgage Trust sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	2,888,797	2,707,544
Series 2007-C1 Class A1, 4.533% 6/12/50	4,502,078	3,938,748
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-8 Class A1, 4.622% 8/12/49	1,406,793	1,226,382
Series 2006-4 Class XP, 0.8153% 12/12/49 (g)(h)	43,588,912	918,606
Morgan Stanley Capital I Trust:
floater:
Series 2007-XLCA Class B, 1.9225% 7/17/17 (b)(g)	1,959,455	195,945
Series 2007-XLFA:
Class MHRO, 2.113% 10/15/20 (b)(g)	931,091	111,731
Class MJPM, 2.423% 10/15/20 (b)(g)	281,290	28,129
Class MSTR, 2.123% 10/15/20 (b)(g)	505,000	80,800
Class NHRO, 2.313% 10/15/20 (b)(g)	1,433,151	143,315
Class NSTR, 2.273% 10/15/20 (b)(g)	460,000	55,200
sequential payer:
Series 2006-HQ8 Class A1, 5.124% 3/12/44	413,402	392,561
Series 2007-HQ11 Class A1, 5.246% 2/20/44	1,322,818	1,184,563
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,324,021	1,158,770
Series 2007-IQ14 Class A1, 5.38% 4/15/49	3,142,789	2,754,691
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-T25 Class A1, 5.391% 11/12/49	$ 1,908,076	$ 1,679,917
Series 2006-HQ10 Class X2, 0.6882% 11/1/41 (b)(g)(h)	60,562,647	857,949
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (g)	1,958,090	1,540,526
Series 2007-XLC1:
Class C, 2.0225% 7/17/17 (b)(g)	2,421,144	217,903
Class D, 2.1225% 7/17/17 (b)(g)	1,137,865	91,029
Class E, 2.2225% 7/17/17 (b)(g)	927,015	64,891
Wachovia Bank Commercial Mortgage Trust:
floater Series 2007-WHL8:
Class AP1, 2.1225% 6/15/20 (b)(g)	111,457	57,958
Class AP2, 2.2225% 6/15/20 (b)(g)	193,936	93,089
Class F, 1.9025% 6/15/20 (b)(g)	3,755,000	1,652,200
Class LXR2, 2.2225% 6/15/20 (b)(g)	2,558,451	1,279,226
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	2,298,600	2,099,376
Series 2006-C29 Class A1, 5.11% 11/15/48	7,027,234	6,397,730
Series 2007-C31 Class A1, 5.14% 4/15/47	928,791	818,872
Series 2003-C8 Class XP, 0.5711% 11/15/35 (b)(g)(h)	37,807,225	290,934
Series 2003-C9 Class XP, 0.6639% 12/15/35 (b)(g)(h)	36,295,913	317,215
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $189,997,273)		141,422,729
Cash Equivalents - 5.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.27%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) # (Cost $43,048,000)	$ 43,048,971	43,048,000
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $1,234,456,396)		862,041,344
NET OTHER ASSETS - (3.9)%		(31,970,194)
NET ASSETS - 100%		$ 830,071,150
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
138 Eurodollar 90 Day Index Contracts	Dec. 2008	$ 137,266,875	$ 867,173
138 Eurodollar 90 Day Index Contracts	March 2009	137,337,600	944,748
138 Eurodollar 90 Day Index Contracts	June 2009	137,335,875	718,933
138 Eurodollar 90 Day Index Contracts	Sept. 2009	137,322,075	1,056,873
138 Eurodollar 90 Day Index Contracts	Dec. 2009	137,285,850	1,044,798
138 Eurodollar 90 Day Index Contracts	March 2010	137,280,675	615,273
TOTAL EURODOLLAR CONTRACTS			$ 5,247,798

Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34 (Rating-B2) (e)(i)

	Oct. 2034	$ 424,230	$ (387,363)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34 (Rating-B1) (e)(i)	Dec. 2034	476,851	(435,335)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35 (Rating-Caa2) (e)(i)	August 2035	3,000,000	(2,758,215)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (f)

	August 2037	$ 7,000,000	$ (6,650,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (f)	August 2037	3,000,000	(2,850,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Merrill Lynch, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (f)	August 2037	7,000,000	(6,650,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (f)	August 2037	1,400,000	(1,330,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (f)	August 2037	3,900,000	(3,705,000)
Receive monthly a fixed rate of 1.54% multiplied by the notional amount and pay to Bear Stearns, Inc. upon each credit event of one of the issues of Dow Jones ABX BBB 06-01 Index, par value of the proportional notional amount (Rating-Caa3) (f)	August 2045	3,500,000	(3,342,500)
Receive monthly a fixed rate of 1.54% multiplied by the notional amount and pay to Bear Stearns, Inc. upon each credit event of one of the issues of Dow Jones ABX BBB 06-01 Index, par value of the proportional notional amount (Rating-Caa3) (f)	August 2045	6,000,000	(5,730,000)
		$ 35,701,081	$ (33,838,413)
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $190,779,659 or 23.0% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $646,800.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $31,628,438.

(e) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(f) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities, exclusive of the value of credit default swaps, amounted to $140,307,521 or 16.9% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$43,048,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 21,027,674
Bank of America, NA	20,902,353
Barclays Capital, Inc.	1,117,973
$ 43,048,000
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 862,041,344	$ -	$ 829,311,197	$ 32,730,147
Other Financial Instruments*	$ (28,590,615)	$ 5,247,798	$ (30,257,500)	$ (3,580,913)
*Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 34,716,315	$ (776,710)
Total Realized Gain (Loss)	(490)	-*
Total Unrealized Gain (Loss)	(11,237,721)	(135,168)
Cost of Purchases	-	-
Proceeds of Sales	(1,541,939)	-
Amortization/Accretion	(1,462,979)	-
Transfer in/out of Level 3	12,256,961	(2,669,035)
Ending Balance	$ 32,730,147	$ (3,580,913)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $22,821.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,234,234,566. Net unrealized depreciation aggregated $372,193,222, of which $1,971,267 related to appreciated investment securities and $374,164,489 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $35,701,081 representing 4.30% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Commercial
Mortgage-Backed Securities
Central Fund

November 30, 2008

1.841404.102

25CEN-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency Obligations - 0.2%
	Principal Amount	Value
Freddie Mac 0% 12/15/08 (d) (Cost $4,999,167)	$ 5,000,000	$ 4,999,650
Asset-Backed Securities - 4.5%

AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	2,895,000	2,302,121
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	5,915,000	3,874,325
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (a)(b)(e)	10,000,000	1
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,880,000	3,570,888
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	648,397	389,038
Citigroup Mortgage Loan Trust Series 2006-NC2 Class A2B, 1.555% 9/25/36 (e)	1,775,000	576,875
CPS Auto Receivables Trust:
Series 2006-A Class A4, 5.33% 11/15/12 (b)	12,875,957	11,085,724
Series 2006-D Class A4, 5.115% 8/15/13 (b)	5,324,999	4,032,948
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (b)	14,265,000	12,208,394
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	1,395,000	976,500
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	15,881,769	14,090,781
GE Business Loan Trust Series 2006-2A:
Class A, 1.6025% 11/15/34 (b)(e)	7,378,318	4,648,640
Class B, 1.7025% 11/15/34 (b)(e)	2,667,825	912,163
Class C, 1.8025% 11/15/34 (b)(e)	4,425,190	1,069,991
Class D, 2.1725% 11/15/34 (b)(e)	1,683,643	288,217
GE Equipment Midticket LLC Series 2006-1:
Class B, 1.5725% 9/15/17 (e)	3,280,000	2,804,135
Class C, 1.7425% 9/15/17 (e)	1,910,000	1,333,214
GSAMP Trust Series 2006-FM3 Class ABS, 1.595% 11/25/36 (e)	7,680,000	2,809,597
Keycorp Student Loan Trust Series 2006-A Class 2C, 4.9188% 3/27/42 (e)	5,700,000	1,140,000
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	9,242,500	7,114,000
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 1.945% 6/25/35 (e)	2,905,000	2,251,936
Series 2006-10 Class 2A3, 1.555% 11/25/36 (e)	2,685,000	875,981
Series 2006-8 Class 2A1, 1.435% 9/25/36 (e)	559,228	524,295
Asset-Backed Securities - continued
	Principal Amount	Value
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (b)	$ 165,650	$ 129,204
Class C, 5.691% 10/20/28 (b)	75,095	53,609
Class D, 6.01% 10/20/28 (b)	883,469	602,079
Merna Reinsurance Ltd. Series 2007-1 Class B, 5.5119% 6/30/12 (b)(e)	5,000,000	4,633,500
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 1.495% 4/25/37 (e)	193,965	162,970
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (c)	23,678,750	5,763,171
Series 2006-4 Class D, 2.495% 5/25/32 (e)	4,300,000	344,000
Newcastle CDO VIII Series 2006-8A Class 4, 3.8588% 11/1/52 (b)(e)	9,300,000	1,581,000
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	510,087	493,754
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 1.625% 12/25/36 (e)	2,970,000	363,974
Superior Wholesale Inventory Financing Trust:
Series 2004-A10 Class B, 1.7025% 9/15/11 (e)	5,905,000	3,838,250
Series 2007-AE1 Class C, 2.0225% 1/15/12 (e)	1,700,000	1,020,000
Trapeza CDO XII Ltd./, Inc. Series 2007-12A:
Class A3, 4.6675% 4/6/42 (b)(e)	1,140,000	285,000
Class B, 4.7675% 4/6/42 (b)(e)	7,780,000	933,600
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	4,600,000	3,236,251
Turquoise Card Backed Securities PLC Series 2006-2:
Class B, 1.5725% 10/17/11 (e)	5,065,000	4,532,385
Class C, 1.7725% 10/17/11 (e)	4,755,000	4,049,182
TOTAL ASSET-BACKED SECURITIES (Cost $186,358,556)		110,901,693
Collateralized Mortgage Obligations - 3.6%

Private Sponsor - 3.6%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8767% 4/10/49 (e)	555,000	138,750
Class C, 5.8767% 4/10/49 (e)	1,480,000	325,600
Class D, 5.8767% 4/10/49 (e)	740,000	140,600
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.299% 12/10/49 (e)	10,000,000	6,179,865
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 4.3903% 8/25/34 (e)	4,032,480	2,950,801
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	$ 11,171,000	$ 2,677,382
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 1.9225% 7/16/34 (b)(e)	10,000,000	6,817,910
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.4049% 6/20/35 (e)	1,910,000	990,386
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.5901% 11/25/34 (e)	1,588,007	1,206,146
Granite Master Issuer PLC floater Series 2006-4:
Class B1, 3.2938% 12/20/54 (e)	4,415,000	1,545,250
Class C1, 3.5838% 12/20/54 (e)	2,700,000	405,000
Class M1, 3.3738% 12/20/54 (e)	1,165,000	291,250
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 5.1425% 7/15/40 (b)(e)	900,000	737,207
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (e)	1,501,145	1,335,418
Class A3, 5.447% 6/12/47 (e)	18,965,000	13,162,374
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	4,500,000	2,924,870
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	3,663,574	2,763,172
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 1.9225% 6/15/22 (b)(e)	22,591,594	13,893,831
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	42,815,000	27,645,420
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	1,567,575	1,182,295
Series 2006-C2 Class H, 6.308% 7/18/33 (b)	1,370,000	799,551
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $147,042,599)		88,113,078
Commercial Mortgage Securities - 85.4%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4352% 2/14/43 (e)	11,700,000	9,623,530
Class A2, 7.0652% 2/14/43 (e)	7,355,000	6,570,232
Class A3, 7.1152% 2/14/43 (e)	7,940,000	7,062,967
Class PS1, 1.5564% 2/14/43 (c)(e)	47,879,987	1,488,768
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.911% 5/10/45 (e)	$ 11,675,000	$ 7,949,812
Series 2006-4 Class A1, 5.363% 5/10/11 (e)	4,622,234	4,250,138
Series 2006-5:
Class A1, 5.185% 7/10/11	8,592,875	7,796,260
Class A2, 5.317% 10/10/11	38,595,000	30,931,782
Class A3, 5.39% 2/10/14	13,945,000	9,018,534
Series 2006-6 Class A3, 5.369% 12/10/16	20,000,000	12,855,522
Series 2007-2 Class A1, 5.421% 1/10/12	2,248,951	1,982,612
Series 2007-4 Class A3, 6.0026% 2/10/51 (e)	9,973,000	6,332,159
Series 2006-5 Class XP, 0.832% 9/10/47 (c)	163,868,121	3,126,686
Series 2006-6:
Class E, 5.619% 10/10/45 (b)	5,777,000	924,320
Class XP, 0.6028% 10/10/45 (c)(e)	60,113,002	844,660
Series 2007-3:
Class A3, 5.8375% 6/10/49 (e)	16,700,000	10,459,497
Class A4, 5.8375% 6/10/49 (e)	20,845,000	13,484,649
Series 2008-1 Class A4, 6.3457% 2/10/51 (e)	20,000,000	11,072,000
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	3,200,000	3,110,996
Series 2001-1 Class A4, 5.451% 1/15/49	21,900,000	14,017,312
Series 2004-2:
Class A3, 4.05% 11/10/38	13,527,000	12,280,003
Class A4, 4.153% 11/10/38	12,682,000	11,111,540
Series 2004-4 Class A3, 4.128% 7/10/42	7,860,000	7,594,928
Series 2005-1 Class A3, 4.877% 11/10/42	34,460,023	32,041,750
Series 2006-1 Class A1, 5.219% 9/10/45 (e)	11,121,748	10,248,014
Series 2001-3 Class H, 6.562% 4/11/37 (b)	5,590,000	4,894,207
Series 2001-PB1:
Class J, 7.166% 5/11/35 (b)	2,500,000	1,577,344
Class K, 6.15% 5/11/35 (b)	4,650,000	2,498,389
Series 2005-3 Series A3B, 5.09% 7/10/43 (e)	31,065,000	23,160,360
Series 2005-6 Class A3, 5.3521% 9/10/47 (e)	18,000,000	13,267,096
Series 2007-1 Class B, 5.543% 1/15/49	6,021,000	1,806,300
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 1.7325% 3/15/22 (b)(e)	4,295,000	3,417,102
Class D, 1.7825% 3/15/22 (b)(e)	4,350,000	2,884,050
Class E, 1.8225% 3/15/22 (b)(e)	3,595,000	2,246,875
Series 2006-BIX1:
Class A2, 1.5325% 10/15/19 (b)(e)	2,829,374	2,253,031
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class B, 1.5625% 10/15/19 (b)(e)	$ 2,855,000	$ 2,109,845
Class C, 1.6025% 10/15/19 (b)(e)	6,425,000	4,614,435
Class D, 1.6325% 10/15/19 (b)(e)	7,850,000	5,495,000
Class E, 1.6625% 10/15/19 (b)(e)	7,275,000	4,963,005
Class F, 1.7325% 10/15/19 (b)(e)	7,405,828	4,931,541
Bayview Commercial Asset Trust:
floater:
Series 2005-2A Class A1, 1.705% 8/25/35 (b)(e)	2,357,800	1,840,498
Series 2005-3A Class A2, 1.795% 11/25/35 (b)(e)	936,772	644,031
Series 2006-2A Class A1, 1.625% 7/25/36 (b)(e)	13,328,274	10,184,134
Series 2006-4A Class A2, 1.665% 12/25/36 (b)(e)	2,950,039	2,200,139
Series 2007-1:
Class A2, 1.665% 3/25/37 (b)(e)	1,270,944	845,178
Class B1, 2.065% 3/25/37 (b)(e)	369,508	122,824
Class B2, 2.545% 3/25/37 (b)(e)	267,995	80,398
Class B3, 4.745% 3/25/37 (b)(e)	759,318	220,202
Class M1, 1.665% 3/25/37 (b)(e)	345,144	200,184
Class M2, 1.685% 3/25/37 (b)(e)	255,813	140,697
Class M3, 1.715% 3/27/37 (b)(e)	227,389	123,927
Class M4, 1.765% 3/25/37 (b)(e)	170,542	79,302
Class M5, 1.815% 3/25/37 (b)(e)	284,237	119,379
Class M6, 1.895% 3/25/37 (b)(e)	397,931	147,712
Series 2007-2A:
Class A1, 1.665% 7/25/37 (b)(e)	1,027,369	708,885
Class A2, 1.715% 7/25/37 (b)(e)	960,074	624,048
Class B1, 2.995% 7/25/37 (b)(e)	282,639	87,618
Class B2, 3.645% 7/25/37 (b)(e)	246,748	56,752
Class B3, 4.745% 7/25/37 (b)(e)	278,152	59,803
Class M1, 1.765% 7/25/37 (b)(e)	323,016	161,508
Class M2, 1.805% 7/25/37 (b)(e)	165,097	78,421
Class M3, 1.885% 7/25/37 (b)(e)	165,994	73,037
Class M4, 2.045% 7/25/37 (b)(e)	354,420	138,224
Class M5, 2.145% 7/25/37 (b)(e)	314,043	116,196
Class M6, 2.395% 7/25/37 (b)(e)	394,797	132,257
Series 2007-3:
Class B1, 2.345% 7/25/37 (b)(e)	251,866	124,573
Class B2, 2.995% 7/25/37 (b)(e)	657,213	308,890
Class B3, 5.395% 7/25/37 (b)(e)	339,081	155,977
Class M1, 1.705% 7/25/37 (b)(e)	240,060	143,868
Class M2, 1.735% 7/25/37 (b)(e)	255,801	148,390
Class M3, 1.765% 7/25/37 (b)(e)	417,153	228,141
Class M4, 1.895% 7/25/37 (b)(e)	657,213	354,895
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3:
Class M5, 1.995% 7/25/37 (b)(e)	$ 326,639	$ 173,935
Class M6, 2.195% 7/25/37 (b)(e)	247,931	126,445
Series 2007-4A:
Class B1, 3.945% 9/25/37 (b)(e)	365,477	105,988
Class B2, 4.845% 9/25/37 (b)(e)	1,379,769	386,335
Class M1, 2.345% 9/25/37 (b)(e)	369,169	160,478
Class M2, 2.445% 9/25/37 (b)(e)	369,169	145,822
Class M4, 2.995% 9/25/37 (b)(e)	978,298	339,567
Class M5, 3.145% 9/25/37 (b)(e)	978,298	307,968
Class M6, 3.345% 9/25/37 (b)(e)	982,912	284,750
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(c)	31,314,771	501,036
Series 2007-5A Class IO, 1.5496% 10/25/37 (b)(c)	62,885,311	6,665,843
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 1.6725% 3/15/22 (b)(e)	765,000	622,875
Class E, 1.7225% 3/15/22 (b)(e)	3,995,000	3,045,352
Class F, 1.7725% 5/15/22 (b)(e)	2,455,000	1,832,044
Class G, 1.8225% 3/15/22 (b)(e)	630,000	461,038
Class H, 1.9725% 3/15/22 (b)(e)	765,000	459,000
Class J, 2.1225% 3/15/22 (b)(e)	765,000	436,050
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	6,836,536	6,322,378
Series 2004-ESA Class A3, 4.741% 5/14/16 (b)	9,265,000	9,215,703
Series 2004-PWR3 Class A3, 4.487% 2/11/41	12,515,000	10,908,851
Series 2006-T24 Class A1, 4.905% 10/12/41 (e)	10,485,672	9,380,510
Series 2007-PW16 Class A4, 5.9016% 6/11/40 (e)	5,850,000	4,039,162
Series 2007-PW17 Class A1, 5.282% 6/11/50	4,425,344	3,521,062
Series 2007-T26 Class A1, 5.145% 1/12/45 (e)	3,902,666	3,428,649
Series 2003-PWR2 Class X2, 0.6048% 5/11/39 (b)(c)(e)	93,701,816	992,396
Series 2004-ESA:
Class B, 4.888% 5/14/16 (b)	15,915,000	15,840,935
Class D, 4.986% 5/14/16 (b)	6,265,000	6,238,630
Class E, 5.064% 5/14/16 (b)	19,465,000	19,389,959
Class F, 5.182% 5/14/16 (b)	4,675,000	4,659,480
Series 2006-PW13 Class A3, 5.518% 9/11/41	35,295,000	23,601,325
Series 2006-PW14 Class X2, 0.8418% 12/1/38 (b)(c)(e)	155,967,255	3,219,398
Series 2006-T22:
Class A1, 5.415% 4/12/38 (e)	2,228,087	2,054,704
Class A4, 5.6303% 4/12/38 (e)	1,250,000	848,115
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW15:
Class A1, 5.016% 2/11/44	$ 2,001,678	$ 1,750,312
Class X2, 0.5472% 2/11/44 (b)(c)(e)	157,887,799	1,893,848
Series 2007-PW16:
Class B, 5.713% 6/11/40 (b)	1,600,000	528,000
Class C, 5.713% 6/11/40 (b)	1,335,000	413,850
Class D, 5.713% 6/11/40 (b)	1,335,000	387,150
Series 2007-PW18 Class X2, 0.3698% 6/11/50 (b)(c)(e)	1,037,532,765	13,042,202
Series 2007-T26 Class X2, 0.2857% 1/12/45 (b)(c)(e)	143,295,028	751,525
Series 2007-T28:
Class A1, 5.422% 9/11/42	1,914,154	1,659,768
Class X2, 0.198% 9/11/42 (b)(c)(e)	500,783,308	3,801,446
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (b)	11,750,000	9,702,174
Class XCL, 1.0237% 5/15/35 (b)(c)(e)	172,136,937	5,484,386
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	4,010,000	3,923,552
Class F, 7.734% 1/15/32	2,170,000	2,123,219
Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(e)	10,165,000	9,453,459
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	4,340,524	4,276,530
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A1, 1.4925% 11/15/36 (b)(e)	110,987	77,691
Class B, 1.5625% 11/15/36 (b)(e)	3,570,000	1,713,600
Class C, 1.5925% 11/15/36 (b)(e)	3,570,000	1,606,500
Class D, 1.6325% 11/15/36 (b)(e)	2,855,000	1,199,100
Class E, 1.6625% 11/15/36 (b)(e)	2,145,000	858,000
Class F, 1.7325% 8/16/21 (b)(e)	3,570,000	1,428,000
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (b)	17,000,000	8,840,000
Series 2007-C6:
Class A1, 5.622% 12/10/49 (e)	11,486,387	10,010,648
Class A4, 5.8885% 12/10/49 (e)	22,620,000	14,688,738
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.5447% 1/15/46 (e)	4,170,000	2,803,227
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-CD4:
Class A1, 4.977% 12/11/49	$ 3,219,513	$ 2,863,813
Class A2A, 5.237% 12/11/49	8,900,000	7,034,705
Series 2007-CD4:
Class A3, 5.293% 12/11/49	9,735,000	6,720,846
Class C, 5.476% 12/11/49	18,828,000	1,882,800
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 9/15/11 (e)	1,712,805	1,513,329
Series 2007-C3 Class A3, 6.0152% 5/15/46 (e)	10,000,000	6,334,051
Series 2006-C1 Class B, 5.359% 8/15/48	30,000,000	6,903,147
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 1.6525% 4/15/17 (b)(e)	22,400,000	16,881,991
Class C, 1.6925% 4/15/17 (b)(e)	8,046,000	4,481,846
Series 2005-FL11:
Class C, 1.7225% 11/15/17 (b)(e)	15,959,255	8,623,229
Class D, 1.7625% 11/15/17 (b)(e)	831,030	541,969
Class E, 1.8125% 11/15/17 (b)(e)	2,945,115	1,910,714
Series 2006-FL12 Class AJ, 1.5525% 12/15/20 (b)(e)	14,250,000	6,156,396
Series 2007-FL14:
Class F, 1.9225% 6/15/22 (b)(e)	1,952,506	914,840
Class G, 1.9725% 6/15/22 (b)(e)	463,262	135,285
Class H, 2.1225% 6/15/22 (b)(e)	463,262	185,358
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (e)	940,000	863,247
Series 2006-C8 Class A3, 5.31% 12/10/46	28,495,000	18,439,627
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	16,905,000	14,267,561
Series 2007-C9 Class A4, 6.0102% 12/10/49 (e)	22,125,000	14,450,563
Series 2006-C8 Class B, 5.44% 12/10/46	17,318,000	3,647,687
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (e)	6,480,186	6,389,069
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class AJ, 5.373% 12/15/39	20,250,000	6,587,195
Series 2007-C2:
Class A1, 5.269% 1/15/49	1,111,059	1,007,283
Class A3, 5.542% 1/15/49 (e)	20,000,000	12,839,764
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C3:
Class A1, 5.664% 6/15/39 (e)	$ 1,325,834	$ 1,204,099
Class A4, 5.9125% 6/15/39 (e)	6,015,000	3,918,334
Series 2006-C4 Class AAB, 5.439% 9/15/39	56,915,000	37,505,128
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	9,050,000	5,802,759
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 1.7725% 4/15/22 (b)(e)	35,675,000	11,416,000
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2006-TF2A:
Class A2, 2.9225% 7/15/19 (b)(e)	461,954	92,391
Class SHDC, 2.4225% 7/15/19 (b)(e)	220,493	55,123
Series 2006-TFL2 Class SHDD, 2.7725% 7/15/19 (b)(e)	123,908	27,260
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	16,288,709	16,062,946
Series 2000-C1 Class A2, 7.545% 4/15/62	18,116,869	17,753,934
Series 2001-CK6 Class B, 6.582% 8/15/36	10,000,000	8,661,143
Series 2004-C1:
Class A3, 4.321% 1/15/37	4,864,797	4,462,409
Class A4, 4.75% 1/15/37	4,655,000	3,695,291
Series 1998-C1 Class D, 7.17% 5/17/40	12,300,000	11,883,037
Series 1999-C1 Class E, 8.2562% 9/15/41 (e)	10,335,000	9,080,718
Series 2001-CK6 Class AX, 0.645% 9/15/18 (c)	29,558,718	528,820
Series 2001-CKN5 Class AX, 0.8989% 9/15/34 (b)(c)(e)	94,520,007	3,304,089
Series 2006-C1 Class A3, 5.711% 2/15/39 (e)	52,800,000	38,965,092
Series 2006-OMA:
Class H, 5.9985% 5/15/23 (e)	2,825,000	480,250
Class J, 5.9985% 5/15/23 (b)(e)	4,770,000	429,300
Credit Suisse Mortgage Capital Certificates:
floater Series 200-TFL1 Class B, 1.5725% 2/15/22 (b)(e)	3,785,000	1,324,750
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	1,339,290	1,222,394
Series 2007-C1:
Class ASP, 0.6167% 2/15/40 (c)(e)	205,017,277	2,988,824
Class B, 5.487% 2/15/40 (b)(e)	15,286,000	2,904,340
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 1.7025% 4/15/21 (b)(e)	6,130,000	2,452,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
CSMC Commercial Mortgage Trust floater Series 2006-TFLA: - continued
Class E, 1.7525% 4/15/21 (b)(e)	$ 3,000,000	$ 1,050,000
Class G, 1.8425% 4/15/21 (b)(e)	3,000,000	750,000
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	41,808,304	40,746,499
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	3,565,000	2,382,525
Class G, 6.936% 3/15/33 (b)	6,580,000	4,347,688
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	49,715,000	32,060,448
Series 2001-1 Class X1, 1.306% 5/15/33 (b)(c)(e)	104,793,663	1,815,058
Series 2005-C1 Class B, 4.846% 6/10/48 (e)	2,855,000	706,964
Series 2007-C1 Class XP, 0.4046% 12/10/49 (c)(e)	129,055,692	1,007,151
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-22 Class B, 3.963% 5/16/32	19,307,562	19,186,921
Global Signal Trust III Series 2006-1 Class B, 5.588% 2/15/36	19,225,000	16,371,771
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.9162% 5/10/43 (c)(e)	77,188,063	944,736
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 2.5475% 11/5/21 (b)(e)	3,760,000	2,857,600
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	6,385,000	6,052,075
Series 2007-GG11:
Class A1, 5.358% 12/10/49	6,777,835	5,275,138
Class A2, 5.597% 12/10/49	20,000,000	13,222,492
Series 2007-GG9:
Class A1, 5.233% 3/10/39	1,751,321	1,577,683
Class A4, 5.444% 3/10/39	29,075,000	18,129,646
Series 2005-GG3 Class XP, 0.9466% 8/10/42 (b)(c)(e)	307,932,631	4,486,086
Series 2006-GG7 Class A3, 6.1101% 7/10/38	26,360,000	18,277,420
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (b)(c)	261,797,000	3,691,338
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 2.4175% 6/6/20 (b)(e)	505,000	328,250
Class D, 2.4575% 6/6/20 (b)(e)	2,385,000	1,431,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
floater:
Series 2006-FL8A:
Class E, 2.5475% 6/6/20 (b)(e)	$ 2,765,000	$ 1,520,750
Series 2007-EOP:
Class C, 2.4975% 3/1/20 (b)(e)	5,845,000	3,623,900
Class D, 2.5475% 3/1/20 (b)(e)	15,580,000	9,659,600
Class E, 2.6175% 3/1/20 (b)(e)	965,000	598,300
Class F, 2.6575% 3/1/20 (b)(e)	480,000	288,000
Class G, 2.6975% 3/1/20 (b)(e)	240,000	144,000
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	15,710,000	16,032,284
Series 2004-GG2 Class A4, 4.964% 8/10/38	3,100,000	2,809,643
Series 2001-LIBA Class C, 6.733% 2/14/16 (b)	4,945,000	5,008,039
Series 2005-GG4 Class XP, 0.8783% 7/10/39 (b)(c)(e)	253,907,147	4,261,298
Series 2006-GG6 Class A2, 5.506% 4/10/38 (e)	58,640,000	51,227,919
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	15,000,000	12,123,689
Series 2007-GG10:
Class A1, 5.69% 8/10/45	2,178,061	1,731,590
Class A2, 5.778% 8/10/45	4,765,000	3,629,857
Class A4, 5.9932% 8/10/45 (e)	15,000,000	9,298,121
Series 2006-GG8 Class B, 5.662% 11/10/39	6,070,000	1,092,600
Series 2007-GG10 Class B, 5.9932% 8/10/45 (e)	12,500,000	1,875,000
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (b)	591,957	598,646
Series 2000-HLTA Class D, 7.555% 10/3/15 (b)	18,755,000	19,248,101
Host Marriott Pool Trust:
sequential payer Series 1999-HMTA Class D, 7.97% 8/3/15 (b)	2,420,000	2,445,060
Series 1999-HMTA Class F, 8.31% 8/3/15 (b)	5,400,000	5,452,346
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 1.5925% 11/15/18 (b)(e)	8,367,330	5,271,418
Class C, 1.6325% 11/15/18 (b)(e)	5,944,434	3,566,660
Class D, 1.6525% 11/15/18 (b)(e)	346,595	197,559
Class E, 1.7025% 11/15/18 (b)(e)	516,623	284,143
Class F, 1.7525% 11/15/18 (b)(e)	774,934	410,715
Class G, 1.7825% 11/15/18 (b)(e)	673,572	343,522
Class H, 1.9225% 11/15/18 (b)(e)	516,623	253,145
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB14 Class A3B, 5.6701% 12/12/44 (e)	$ 29,740,000	$ 19,290,317
Series 2006-CB15 Class A3, 5.819% 6/12/43 (e)	15,056,000	10,008,307
Series 2006-CB17 Class A4, 5.429% 12/12/43	5,200,000	3,288,659
Series 2006-LDP8 Class A4, 5.399% 5/15/45	6,370,000	4,057,585
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (e)	4,750,000	2,889,257
Series 2007-CB19 Class A4, 5.937% 2/12/49 (e)	35,070,000	21,615,317
Series 2007-LD11:
Class A2, 5.9921% 6/15/49 (e)	28,075,000	21,454,859
Class A4, 6.0071% 6/15/49 (e)	14,840,000	9,192,231
Series 2007-LDP10 Class A1, 5.122% 1/15/49	1,222,536	1,096,647
Series 2007-LDPX Class A3, 5.412% 1/15/49	27,520,000	16,652,190
Series 2004-LDP4 Class D, 5.2925% 10/15/42 (e)	9,000,000	3,420,000
Series 2005-CB13 Class E, 5.5279% 1/12/43 (b)(e)	5,060,000	2,024,000
Series 2006-CB17 Class A3, 5.45% 12/12/43	2,850,000	2,121,680
Series 2007-CB19:
Class B, 5.7442% 2/12/49	855,000	273,600
Class C, 5.7462% 2/12/49	2,235,000	670,500
Class D, 5.7462% 2/12/49	2,350,000	658,000
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (e)	1,910,000	592,100
Class CS, 5.466% 1/15/49 (e)	825,000	239,250
Class ES, 5.7354% 1/15/49 (b)(e)	5,170,000	1,292,500
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (b)	4,123,000	3,967,151
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	12,938,470	12,519,412
Series 2007-C3:
Class F, 6.1355% 7/15/44 (e)	1,985,000	313,790
Class G, 6.1355% 7/15/44 (b)(e)	3,505,000	526,254
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2006-C1 Class A4, 5.156% 2/15/31	3,800,000	2,610,343
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	19,482,553	19,166,299
Series 2001-C2 Class A2, 6.653% 11/15/27	1,920,000	1,801,342
Series 2001-C3 Class A1, 6.058% 6/15/20	1,055,736	1,015,411
Series 2006-C1 Class A2, 5.084% 2/15/31	4,797,000	4,299,731
Series 2006-C3 Class A1, 5.478% 3/15/39	1,400,881	1,297,194
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C6:
Class A1, 5.23% 9/15/39	$ 1,624,099	$ 1,484,432
Class A2, 5.262% 9/15/39 (e)	17,450,000	14,192,203
Series 2006-C7:
Class A1, 5.279% 11/15/38	780,196	709,651
Class A2, 5.3% 11/15/38	11,000,000	8,738,434
Class A3, 5.347% 11/15/38	7,450,000	4,734,739
Series 2007-C1:
Class A1, 5.391% 2/15/40 (e)	1,100,048	999,544
Class A4, 5.424% 2/15/40	1,289,000	825,979
Series 2007-C2:
Class A1, 5.226% 2/15/40	973,243	880,543
Class A3, 5.43% 2/15/40	4,820,000	3,079,620
Series 2000-C5 Class E, 7.29% 12/15/32	700,000	634,372
Series 2001-C3 Class B, 6.512% 6/15/36	19,330,000	17,788,690
Series 2001-C7 Class D, 6.514% 11/15/33	11,000,000	9,805,931
Series 2003-C3 Class XCP, 1.2159% 3/11/37 (b)(c)(e)	44,323,496	616,101
Series 2004-C4 Class A2, 4.567% 6/15/29 (e)	1,689,584	1,660,891
Series 2005-C3 Class XCP, 0.9281% 7/15/40 (c)(e)	39,528,209	712,045
Series 2006-C6 Class XCP, 0.848% 9/15/39 (c)(e)	61,978,524	1,300,873
Series 2007-C1:
Class C, 5.533% 2/15/40 (e)	22,000,000	3,579,970
Class D, 5.563% 2/15/40 (e)	4,000,000	618,462
Class E, 5.582% 2/15/40 (e)	2,000,000	294,164
Class XCP, 0.6536% 2/15/40 (c)(e)	25,590,472	408,045
Series 2007-C2 Class XCP, 0.7081% 2/15/40 (c)(e)	120,629,835	2,131,300
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	12,495,000	8,127,257
Series 2007-C7:
Class A3, 5.866% 9/15/45	32,698,000	21,157,898
Class XCP, 0.4784% 9/15/45 (c)(e)	841,107,860	10,225,516
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (b)	2,860,000	2,642,730
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (b)	15,140,000	13,055,323
Class C, 4.13% 11/20/37 (b)	43,140,000	27,219,925
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 1.6525% 9/15/21 (b)(e)	3,203,103	1,889,831
Class E, 1.7125% 9/15/21 (b)(e)	11,553,714	6,701,154
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	17,750,000	16,159,119
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	$ 5,499,678	$ 4,811,523
Series 2005-CKI1 Class A3, 5.4152% 11/12/37 (e)	16,420,000	12,543,363
Series 2005-LC1 Class F, 5.3791% 1/12/44 (b)(e)	8,700,000	1,653,698
Series 2006-C1 Class A2, 5.7959% 5/12/39 (e)	14,100,000	11,827,905
Series 2007-C1 Class A4, 6.0226% 6/12/50 (e)	37,854,517	24,751,607
Series 2008-C1 Class A4, 5.69% 2/12/51	21,345,000	12,599,644
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 1.6588% 12/12/49 (e)	4,660,000	4,150,313
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	10,640,000	7,960,847
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	8,595,000	5,370,317
Series 2007-5:
Class A1, 4.275% 12/12/11	979,221	867,645
Class A3, 5.364% 8/12/48	3,900,000	2,271,498
Class A4, 5.378% 8/12/48	400,000	255,040
Class B, 5.479% 2/12/17	30,000,000	7,848,438
Series 2007-6 Class A1, 5.175% 3/12/51	1,096,916	991,979
Series 2007-7 Class A4, 5.81% 6/12/50 (e)	35,000,000	22,722,497
Series 2007-8 Class A1, 4.622% 8/12/49	1,919,117	1,673,004
Series 2006-2 Class A4, 6.1044% 6/12/46 (e)	6,075,000	4,181,830
Series 2006-4 Class XP, 0.8153% 12/12/49 (c)(e)	190,139,318	4,007,053
Series 2007-6 Class B, 5.635% 3/12/51 (e)	10,000,000	2,645,767
Series 2007-7 Class B, 5.75% 6/12/50	870,000	230,784
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class F, 1.743% 8/15/19 (b)(e)	1,303,644	1,163,137
Class G, 1.793% 8/15/19 (b)(e)	990,000	861,152
Class H, 1.813% 8/15/19 (b)(e)	795,000	592,919
Class J, 1.883% 8/15/19 (b)(e)	600,000	375,834
Series 2006-XLF:
Class F, 1.743% 7/15/19 (b)(e)	9,626,000	7,682,703
Class G, 1.783% 7/15/19 (b)(e)	5,470,000	3,239,061
Series 2007-XLCA Class B, 1.9225% 7/17/17 (b)(e)	2,490,216	249,022
Series 2007-XLFA:
Class C, 1.583% 10/15/20 (b)(e)	5,740,000	2,071,566
Class MHRO, 2.113% 10/15/20 (b)(e)	1,428,586	171,430
Class MJPM, 2.423% 10/15/20 (b)(e)	428,116	42,812
Class MSTR, 2.123% 10/15/20 (b)(e)	780,000	124,800
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class NHRO, 2.313% 10/15/20 (b)(e)	$ 2,195,368	$ 219,537
Class NSTR, 2.273% 10/15/20 (b)(e)	710,000	85,200
sequential payer:
Series 2003-IQ5 Class X2, 1.0144% 4/15/38 (b)(c)(e)	35,860,950	655,223
Series 2004-HQ3 Class A2, 4.05% 1/13/41	2,997,034	2,758,161
Series 2005-IQ9 Class A3, 4.54% 7/15/56	14,850,000	11,389,952
Series 2006-HQ10 Class A1, 5.131% 11/12/41	3,937,799	3,589,495
Series 2006-T23 Class A1, 5.682% 8/12/41	10,578,432	9,669,442
Series 2007-HQ11:
Class A1, 5.246% 2/20/44	1,761,193	1,577,122
Class A31, 5.439% 2/20/44 (e)	5,065,000	3,164,349
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,862,817	1,630,319
Series 2007-IQ14 Class A1, 5.38% 4/15/49	3,917,954	3,434,132
Series 2007-T25 Class A2, 5.507% 11/12/49	9,830,000	6,137,926
Series 2003-IQ6 Class X2, 0.7133% 12/15/41 (b)(c)(e)	78,700,691	1,032,884
Series 2005-IQ9 Class X2, 1.1684% 7/15/56 (b)(c)(e)	142,953,048	3,355,051
Series 2006-HQ8 Class A3, 5.6122% 3/12/16 (e)	15,510,000	12,580,671
Series 2006-HQ9 Class B, 5.832% 7/12/44 (e)	14,840,000	3,411,271
Series 2006-IQ11:
Class A3, 5.9069% 10/15/42 (e)	16,595,000	11,682,435
Class A4, 5.9429% 10/15/42 (e)	3,000,000	2,070,127
Series 2006-IQ12 Class B, 5.468% 12/15/43	10,000,000	2,110,600
Series 2006-T23 Class A3, 5.981% 8/12/41 (e)	5,105,000	3,534,688
Series 2007-HQ11 Class B, 5.538% 2/20/44 (e)	18,133,000	3,816,453
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (e)	2,397,950	1,886,586
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (e)	15,000,000	9,709,532
Class B, 5.914% 4/15/49	2,459,000	522,783
Series 2007-XLC1:
Class C, 2.0225% 7/17/17 (b)(e)	3,435,408	309,187
Class D, 2.1225% 7/17/17 (b)(e)	1,617,732	129,419
Class E, 2.2225% 7/17/17 (b)(e)	1,312,362	91,865
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	446,902	416,628
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	18,998,164	18,062,151
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (b)	955,000	762,137
Commercial Mortgage Securities - continued
	Principal Amount	Value
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	$ 1,787,577	$ 1,686,260
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (b)	8,500,000	7,931,574
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 1.7025% 9/15/21 (b)(e)	1,985,000	1,032,200
Series 2007-WHL8:
Class AP1, 2.1225% 6/15/20 (b)(e)	135,978	70,708
Class AP2, 2.2225% 6/15/20 (b)(e)	236,289	113,419
Class F, 1.9025% 6/15/20 (b)(e)	4,599,000	2,023,560
Class LXR1, 2.1225% 6/15/20 (b)(e)	1,228,057	650,870
Class LXR2, 2.2225% 6/15/20 (b)(e)	3,133,494	1,566,747
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	3,638,815	3,357,072
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	20,878,701	19,069,105
Series 2003-C8 Class A3, 4.445% 11/15/35	43,550,000	39,714,038
Series 2006-C24 Class A2, 5.506% 3/15/45	8,922,230	8,112,504
Series 2006-C27 Class A2, 5.624% 7/15/45	8,935,000	7,271,122
Series 2006-C29 Class A3, 5.313% 11/15/48	26,560,000	16,888,607
Series 2007-C30:
Class A1, 5.031% 12/15/43	1,741,244	1,571,267
Class A3, 5.246% 12/15/43	8,585,000	6,572,035
Class A4, 5.305% 12/15/43	2,940,000	1,789,724
Class A5, 5.342% 12/15/43	10,700,000	6,592,363
Series 2007-C31:
Class A1, 5.14% 4/15/47	1,160,989	1,023,590
Class A4, 5.509% 4/15/47	22,602,000	14,028,469
Series 2007-C32:
Class A2, 5.9241% 6/15/49 (e)	12,000,000	9,131,840
Class A3, 5.9291% 6/15/49 (e)	16,975,000	10,726,457
Series 2003-C6 Class G, 5.125% 8/15/35 (b)	4,750,000	1,584,087
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (b)(e)	7,690,000	5,257,182
Class 180B, 5.5782% 10/15/41 (b)(e)	3,500,000	2,437,909
Series 2005-C19 Class B, 4.892% 5/15/44	10,000,000	3,018,213
Series 2005-C22:
Class B, 5.53% 12/15/44 (e)	22,174,000	6,590,598
Class F, 5.53% 12/15/44 (b)(e)	16,676,000	3,595,964
Series 2006-C25 Class AM, 5.9264% 5/15/43 (e)	8,725,000	3,876,613
Series 2006-C29 Class E, 5.516% 11/15/48 (e)	10,000,000	1,621,659
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30:
Class C, 5.483% 12/15/43 (e)	$ 30,000,000	$ 6,547,335
Class D, 5.513% 12/15/43 (e)	16,000,000	3,259,477
Class XP, 0.6216% 12/15/43 (b)(c)(e)	125,557,533	2,000,835
Series 2007-C31 Class C, 5.8824% 4/15/47 (e)	2,748,000	647,148
Series 2007-C32:
Class D, 5.9291% 6/15/49 (e)	7,515,000	1,626,807
Class E, 5.9291% 6/15/49 (e)	11,844,000	2,243,714
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 6.0999% 2/15/51 (e)	6,620,000	4,209,996
Series 2007-C33 Class B, 6.0999% 2/15/51 (e)	16,815,000	4,226,316
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,081,484,867)		2,110,701,753
Cash Equivalents - 5.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.27%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) # (Cost $128,794,000)	$ 128,796,906	128,794,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $3,548,679,189)		2,443,510,174
NET OTHER ASSETS - 1.1%		27,509,437
NET ASSETS - 100%		$ 2,471,019,611
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.573% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2013	$ 82,000,000	$ 3,204,462
Receive semi-annually a fixed rate equal to 3.797% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	May 2013	50,000,000	2,310,655
Receive semi-annually a fixed rate equal to 4.405% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Dec. 2012	79,000,000	6,635,787
		$ 211,000,000	$ 12,150,904
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $574,175,988 or 23.2% of net assets.

(c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,374,764.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$128,794,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 62,912,057
Bank of America, NA	62,537,114
Barclays Capital, Inc.	3,344,829
$ 128,794,000
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,443,510,174	$ -	$ 2,404,697,051	$ 38,813,123
Other Financial Instruments*	$ 12,150,904	$ -	$ 12,150,904	$ -
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 4,820,813
Total Realized Gain (Loss)	3,929
Total Unrealized Gain (Loss)	(18,040,764)
Cost of Purchases	-
Proceeds of Sales	(202,052)
Amortization/Accretion	(169,069)
Transfer in/out of Level 3	52,400,266
Ending Balance	$ 38,813,123

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $3,546,693,188. Net unrealized depreciation aggregated $1,103,183,014, of which $214,138 related to appreciated investment securities and $1,103,397,152 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Corporate Bond
1-5 Year Central Fund

November 30, 2008

1.841405.102

CB5CEN-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 81.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 2.9%
DaimlerChrysler NA Holding Corp.:
3.1688% 3/13/09 (e)	$ 6,090,000	$ 5,807,461
3.2488% 3/13/09 (e)	1,100,000	1,041,895
4.875% 6/15/10	3,000,000	2,608,713
5.875% 3/15/11	5,050,000	4,227,840
		13,685,909
Household Durables - 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	1,158,000	1,105,568
Media - 5.0%
AOL Time Warner, Inc. 6.75% 4/15/11	6,835,000	6,457,202
Comcast Corp. 5.85% 1/15/10	6,275,000	6,163,280
COX Communications, Inc. 4.625% 1/15/10	9,500,000	8,916,976
Time Warner Cable, Inc. 6.2% 7/1/13	2,386,000	2,189,496
		23,726,954
TOTAL CONSUMER DISCRETIONARY		38,518,431
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 0.7%
CVS Caremark Corp. 3.1106% 6/1/10 (e)	3,380,000	3,023,380
Food Products - 1.7%
Cargill, Inc. 3.625% 3/4/09 (b)	2,620,000	2,608,480
Kraft Foods, Inc. 5.625% 11/1/11	5,635,000	5,575,725
		8,184,205
TOTAL CONSUMER STAPLES		11,207,585
ENERGY - 9.2%
Energy Equipment & Services - 0.5%
Weatherford International Ltd. 5.15% 3/15/13	3,000,000	2,649,912
Oil, Gas & Consumable Fuels - 8.7%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	7,390,000	7,325,138
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (b)	901,894	910,741
Duke Capital LLC 7.5% 10/1/09	310,000	306,231
Duke Energy Field Services:
6.875% 2/1/11	3,394,000	3,318,945
7.875% 8/16/10	1,580,000	1,529,111
EnCana Corp. 6.3% 11/1/11	7,000,000	6,848,744
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
4.625% 10/15/09	$ 5,000,000	$ 4,798,160
5.65% 4/1/13	465,000	415,454
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	6,220,000	5,521,319
Nexen, Inc. 5.05% 11/20/13	2,500,000	2,173,853
NGPL PipeCo LLC 6.514% 12/15/12 (b)	3,000,000	2,794,953
Petroleum Export Ltd. 4.633% 6/15/10 (b)	390,445	390,667
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	1,200,000	996,000
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	1,815,000	1,775,794
TEPPCO Partners LP 5.9% 4/15/13	2,315,000	2,044,981
		41,150,091
TOTAL ENERGY		43,800,003
FINANCIALS - 33.9%
Capital Markets - 6.4%
Bear Stearns Companies, Inc.:
3.765% 1/30/09 (e)	2,000,000	1,996,930
4.245% 1/7/10	1,845,000	1,774,403
4.905% 7/16/09 (e)	3,000,000	2,954,247
5.35% 2/1/12	3,000,000	2,905,668
5.85% 7/19/10	5,725,000	5,750,654
6.95% 8/10/12	2,345,000	2,360,939
Goldman Sachs Group, Inc.:
6.6% 1/15/12	3,366,000	3,145,147
6.875% 1/15/11	275,000	265,844
Janus Capital Group, Inc. 5.875% 9/15/11	5,887,000	4,851,112
Morgan Stanley 4.62% 1/9/14 (e)	3,250,000	2,378,490
The Bank of New York, Inc.:
4.95% 1/14/11	250,000	249,389
4.95% 11/1/12	1,650,000	1,638,143
		30,270,966
Commercial Banks - 5.7%
American Express Centurion Bank 5.2% 11/26/10	1,710,000	1,625,182
Bank One Corp. 7.875% 8/1/10	460,000	473,039
Chase Manhattan Corp. 7.875% 6/15/10	1,030,000	1,054,378
DBS Bank Ltd. (Singapore) 2.3688% 5/16/17 (b)(e)	3,675,000	3,050,250
HSBC Holdings PLC 7.5% 7/15/09	795,000	785,469
National City Bank, Cleveland 4.5% 3/15/10	1,005,000	948,462
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
PNC Funding Corp.:
3.56% 1/31/12 (e)	$ 3,515,000	$ 2,865,804
4.5% 3/10/10	2,695,000	2,663,778
Santander Issuances SA Unipersonal 5.805% 6/20/16 (b)(e)	4,820,000	3,615,000
Wachovia Corp.:
2.8606% 12/1/09 (e)	740,000	694,924
3.9638% 4/23/12 (e)	370,000	316,905
4.8825% 10/15/11 (e)	740,000	648,567
Wells Fargo & Co. 4.2% 1/15/10	2,925,000	2,910,053
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	5,100,000	5,301,001
		26,952,812
Consumer Finance - 3.9%
Capital One Financial Corp. 3.0969% 9/10/09 (e)	1,995,000	1,841,138
Discover Financial Services 3.3488% 6/11/10 (e)	4,053,000	2,918,415
General Electric Capital Corp. 4.25% 9/13/10	665,000	656,009
Household Finance Corp. 6.375% 10/15/11	2,830,000	2,698,643
HSBC Finance Corp. 5.25% 1/14/11	2,005,000	1,921,141
Nelnet, Inc.:
5.125% 6/1/10	500,000	301,494
7.4% 9/29/36 (e)	5,260,000	1,052,000
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (b)	3,000,000	2,962,320
SLM Corp.:
3.0188% 3/15/11 (e)	75,000	58,006
3.675% 7/27/09 (e)	435,000	401,869
3.695% 7/26/10 (e)	3,841,000	3,005,302
3.765% 10/25/11 (e)	145,000	105,461
3.835% 1/27/14 (e)	145,000	76,528
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (b)	671,993	667,459
		18,665,785
Diversified Financial Services - 6.7%
Citigroup, Inc. 6.5% 1/18/11	1,305,000	1,270,137
ILFC E-Capital Trust I 5.9% 12/21/65 (b)(e)	5,580,000	1,901,608
International Lease Finance Corp.:
6.375% 3/25/13	2,600,000	1,769,635
6.625% 11/15/13	1,805,000	1,228,335
JPMorgan Chase & Co.:
4.891% 9/1/15 (e)	6,045,000	6,039,856
6.75% 2/1/11	375,000	377,091
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.35% 4/15/12 (b)	$ 4,700,000	$ 3,290,000
5.5% 1/15/14 (b)	1,080,000	734,400
TIAA Global Markets, Inc. 4.875% 1/12/11 (b)	2,500,000	2,469,890
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(e)	15,990,000	10,466,910
ZFS Finance USA Trust IV 5.875% 5/9/32 (b)(e)	3,845,000	2,294,004
		31,841,866
Insurance - 1.8%
Jackson National Life Global Funding 5.375% 5/8/13 (b)	500,000	441,737
MetLife, Inc. 6.125% 12/1/11	2,620,000	2,532,717
Metropolitan Life Global Funding I 5.125% 4/10/13 (b)	335,000	300,606
Monumental Global Funding II 5.65% 7/14/11 (b)	1,095,000	1,106,473
Monumental Global Funding III 5.5% 4/22/13 (b)	867,000	821,594
Pacific Life Global Funding 5.15% 4/15/13 (b)	2,335,000	2,100,667
Prudential Financial, Inc. 5.15% 1/15/13	1,525,000	1,358,447
		8,662,241
Real Estate Investment Trusts - 6.0%
AvalonBay Communities, Inc.:
5.5% 1/15/12	440,000	354,787
6.625% 9/15/11	2,300,000	1,852,229
Brandywine Operating Partnership LP 5.625% 12/15/10	4,753,000	3,984,839
Camden Property Trust 4.375% 1/15/10	3,395,000	2,983,899
Colonial Properties Trust:
4.75% 2/1/10	6,101,000	5,545,205
4.8% 4/1/11	185,000	146,217
Developers Diversified Realty Corp. 4.625% 8/1/10	6,583,000	3,949,800
Duke Realty LP:
4.625% 5/15/13	430,000	262,300
5.25% 1/15/10	2,000,000	1,812,686
5.625% 8/15/11	2,440,000	2,074,000
Federal Realty Investment Trust 5.4% 12/1/13	965,000	678,661
Mack-Cali Realty LP:
5.05% 4/15/10	190,000	170,181
7.75% 2/15/11	2,700,000	2,376,000
Reckson Operating Partnership LP 5.15% 1/15/11	365,000	219,000
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP:
5% 3/1/12	$ 2,000,000	$ 1,539,926
5.3% 5/30/13	540,000	399,266
		28,348,996
Real Estate Management & Development - 0.1%
ERP Operating LP 5.5% 10/1/12	675,000	556,604
Thrifts & Mortgage Finance - 3.3%
Capmark Financial Group, Inc. 3.0375% 5/10/10 (e)	3,500,000	1,330,000
Countrywide Financial Corp.:
3.4175% 3/24/09 (e)	1,070,000	1,059,008
4.5% 6/15/10	2,985,000	2,857,552
Countrywide Home Loans, Inc.:
5.625% 7/15/09	3,570,000	3,504,519
6.25% 4/15/09	220,000	218,396
Independence Community Bank Corp. 3.75% 4/1/14 (e)	7,640,000	6,157,580
World Savings Bank FSB 4.125% 12/15/09	500,000	483,431
		15,610,486
TOTAL FINANCIALS		160,909,756
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (b)	1,275,000	1,240,536
Airlines - 3.3%
American Airlines, Inc. 7.25% 2/5/09	1,600,000	1,572,000
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	293,431	275,825
6.978% 10/1/12	1,442,072	1,269,023
7.024% 4/15/11	4,465,000	4,063,150
Continental Airlines, Inc.:
6.648% 3/15/19	5,258,312	3,838,568
6.795% 2/2/20	2,033,313	1,219,988
7.056% 3/15/11	960,000	897,600
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	2,625,000	2,126,250
United Air Lines, Inc. pass-thru trust certificates 6.201% 3/1/10	676,390	649,334
		15,911,738
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Building Products - 0.3%
Masco Corp. 3.1188% 3/12/10 (e)	$ 1,550,000	$ 1,317,500
Industrial Conglomerates - 0.6%
Covidien International Finance SA:
5.15% 10/15/10	2,465,000	2,433,741
5.45% 10/15/12	590,000	566,116
		2,999,857
TOTAL INDUSTRIALS		21,469,631
MATERIALS - 1.8%
Chemicals - 0.0%
E.I. du Pont de Nemours & Co. 5% 1/15/13	330,000	237,600
Metals & Mining - 1.8%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	1,945,000	1,847,524
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	5,190,000	4,893,859
Rio Tinto Finance Ltd. 5.875% 7/15/13	2,178,000	1,692,949
		8,434,332
TOTAL MATERIALS		8,671,932
TELECOMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 5.6%
British Telecommunications PLC 8.625% 12/15/10	4,742,000	4,734,100
France Telecom SA 7.75% 3/1/11 (a)	6,635,000	6,749,069
Sprint Capital Corp. 7.625% 1/30/11	2,006,000	1,444,320
Telecom Italia Capital SA:
4% 1/15/10	3,000,000	2,715,000
4.875% 10/1/10	8,035,000	7,362,480
Telefonica Emisiones SAU 3.3563% 2/4/13 (e)	3,148,000	2,523,355
Verizon New England, Inc. 6.5% 9/15/11	1,105,000	1,060,172
		26,588,496
Wireless Telecommunication Services - 2.1%
Vodafone Group PLC:
5.5% 6/15/11	8,385,000	8,096,967
7.75% 2/15/10	1,850,000	1,845,246
		9,942,213
TOTAL TELECOMMUNICATION SERVICES		36,530,709
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 13.5%
Electric Utilities - 6.4%
Appalachian Power Co. 5.65% 8/15/12	$ 5,000,000	$ 4,682,025
EDP Finance BV 5.375% 11/2/12 (b)	3,317,000	3,091,872
Enel Finance International SA 5.7% 1/15/13 (b)	3,300,000	3,094,595
Entergy Corp. 7.75% 12/15/09 (b)	12,500,000	11,900,763
FirstEnergy Corp. 6.45% 11/15/11	5,815,000	5,458,843
Mid-American Energy Co. 5.65% 7/15/12	2,310,000	2,280,062
		30,508,160
Gas Utilities - 1.7%
Texas Eastern Transmission Corp. 7.3% 12/1/10	7,915,000	7,888,896
Independent Power Producers & Energy Traders - 1.9%
Constellation Energy Group, Inc. 7% 4/1/12	200,000	193,370
Exelon Generation Co. LLC 6.95% 6/15/11	2,500,000	2,364,488
PPL Energy Supply LLC 6.3% 7/15/13	1,400,000	1,276,660
PSEG Power LLC 7.75% 4/15/11	5,000,000	5,074,210
		8,908,728
Multi-Utilities - 3.5%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	925,000	955,834
7.5% 9/1/10	1,165,000	1,203,834
Dominion Resources, Inc. 6.3% 9/30/66 (e)	5,750,000	2,817,500
DTE Energy Co. 7.05% 6/1/11	7,770,000	7,700,023
KeySpan Corp. 7.625% 11/15/10	520,000	533,264
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	209,000	203,568
NiSource Finance Corp. 7.875% 11/15/10	3,485,000	3,136,821
		16,550,844
TOTAL UTILITIES		63,856,628
TOTAL NONCONVERTIBLE BONDS (Cost $440,708,246)		384,964,675
U.S. Treasury Obligations - 16.6%

U.S. Treasury Notes:
1.25% 11/30/10 (c)	10,700,000	10,735,466
2% 11/30/13 (c)	26,380,000	26,391,591
2.75% 10/31/13 (c)	39,900,000	41,480,398
TOTAL U.S. TREASURY OBLIGATIONS (Cost $77,195,011)		78,607,455
Municipal Securities - 0.6%
	Principal Amount	Value
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2007 A, 2.2025% 10/15/12 (e) (Cost $3,000,000)	$ 3,000,000	$ 3,000,000
Cash Equivalents - 11.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.21%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Treasury Obligations) #	28,651,497	28,651,000
0.27%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) #	24,030,542	24,030,000
TOTAL CASH EQUIVALENTS (Cost $52,681,000)		52,681,000
TOTAL INVESTMENT PORTFOLIO - 109.4% (Cost $573,584,257)		519,253,130
NET OTHER ASSETS - (9.4)%		(44,604,782)
NET ASSETS - 100%		$ 474,648,348
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	$ 1,500,000	123,420
Receive quarterly notional amount multiplied by .95% and pay Citibank upon credit event of Rogers Cable, Inc., par value of the notional amount of Rogers Cable, Inc. 5.5% 3/15/14 (Rating-Baa3) (d)	Sept. 2012	3,900,000	(170,003)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by 1.63% and pay Bank of America upon credit event of Constellation Energy Group, Inc., par value of the notional amount of Constellation Energy Group, Inc. 4.55% 6/15/15 (Rating-Baa2) (d)

	Sept. 2013	$ 1,500,000	$ (137,832)
Receive quarterly notional amount multiplied by 1.75% and pay Credit Suisse First Boston upon credit event of Constellation Energy Group, Inc., par value of the notional amount of Constellation Energy Group, Inc. 4.55% 6/15/15 (Rating-Baa2) (d)	Sept. 2013	770,000	(67,293)
TOTAL CREDIT DEFAULT SWAPS		$ 7,670,000	$ (251,708)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.794% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2013	30,000,000	1,332,792
Receive semi-annually a fixed rate equal to 3.8% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Oct. 2013	30,000,000	1,346,883
TOTAL INTEREST RATE SWAPS		$ 60,000,000	$ 2,679,675
		$ 67,670,000	$ 2,427,967
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $77,873,776 or 16.4% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$28,651,000 due 12/01/08 at 0.21%
Banc of America Securities LLC	$ 5,827,610
Barclays Capital, Inc.	7,695,775
Deutsche Bank Securities, Inc.	15,127,615
$ 28,651,000
$24,030,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 11,737,944
Bank of America, NA	11,667,988
Barclays Capital, Inc.	624,068
$ 24,030,000
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 519,253,130	$ -	$ 519,253,130	$ -
Other Financial Instruments*	$ 2,427,967	$ -	$ 2,427,967	$ -
*Other financial instruments include Swap Agreements.
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $572,116,453. Net unrealized depreciation aggregated $52,860,837, of which $2,763,898 related to appreciated investment securities and $55,624,735 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $6,170,000 representing 1.30% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Corporate Bond
1-10 Year Central Fund

November 30, 2008

1.841406.102

CB10CEN-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.8%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 45,785,000	$ 36,778,083
5.875% 3/15/11	17,000,000	14,232,332
		51,010,415
Diversified Consumer Services - 0.3%
Erac USA Finance Co.:
5.8% 10/15/12 (b)	21,690,000	16,267,500
6.375% 10/15/17 (b)	9,704,000	6,793,858
		23,061,358
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp. 5.35% 3/1/18	19,140,000	18,715,666
Household Durables - 0.5%
Fortune Brands, Inc. 5.125% 1/15/11	34,690,000	33,119,306
Media - 3.9%
AOL Time Warner, Inc.:
6.75% 4/15/11	15,400,000	14,548,780
6.875% 5/1/12	19,975,000	18,392,381
Comcast Cable Communications, Inc. 6.75% 1/30/11	4,180,000	4,125,986
Comcast Corp.:
4.95% 6/15/16	15,380,000	12,638,377
5.5% 3/15/11	3,125,000	3,001,825
5.7% 5/15/18	24,286,000	20,396,014
5.85% 1/15/10	500,000	491,098
COX Communications, Inc.:
4.625% 1/15/10	17,520,000	16,444,780
4.625% 6/1/13	36,557,000	31,663,151
Gannett Co., Inc. 2.3688% 5/26/09 (e)	20,025,000	18,854,459
News America, Inc. 4.75% 3/15/10	2,000,000	1,972,748
Thomson Reuters Corp. 5.95% 7/15/13	15,000,000	14,243,805
Time Warner Cable, Inc.:
5.4% 7/2/12	20,000,000	18,318,640
6.2% 7/1/13	19,016,000	17,449,899
6.75% 7/1/18	9,601,000	8,420,423
8.75% 2/14/19	27,370,000	26,888,288
Time Warner, Inc. 5.875% 11/15/16	50,069,000	41,404,910
		269,255,564
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.4%
Macy's Retail Holdings, Inc. 7.875% 7/15/15	$ 19,200,000	$ 12,994,195
The May Department Stores Co. 4.8% 7/15/09	17,707,000	16,428,200
		29,422,395
TOTAL CONSUMER DISCRETIONARY		424,584,704
CONSUMER STAPLES - 5.0%
Beverages - 0.6%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	600,000	471,573
Diageo Capital PLC:
5.2% 1/30/13	8,490,000	8,134,719
5.75% 10/23/17	15,348,000	13,870,310
FBG Finance Ltd. 5.125% 6/15/15 (b)	24,025,000	19,029,410
		41,506,012
Food & Staples Retailing - 0.7%
CVS Caremark Corp.:
3.1106% 6/1/10 (e)	18,790,000	16,807,486
6.036% 12/10/28 (b)	18,908,828	12,290,738
6.302% 6/1/37 (e)	38,760,000	20,155,200
		49,253,424
Food Products - 1.5%
Cargill, Inc. 6% 11/27/17 (b)	18,461,000	15,850,762
H.J. Heinz Co. 6.428% 12/1/08 (b)(e)	30,405,000	30,405,000
Kraft Foods, Inc.:
5.625% 11/1/11	29,951,000	29,635,945
6% 2/11/13	6,440,000	6,299,840
6.5% 8/11/17	18,005,000	17,132,028
		99,323,575
Household Products - 0.2%
Kimberly-Clark Corp. 7.5% 11/1/18	14,396,000	15,665,339
Personal Products - 0.2%
Avon Products, Inc. 4.8% 3/1/13	14,643,000	13,860,683
Tobacco - 1.8%
Altria Group, Inc. 9.7% 11/10/18	91,015,000	92,099,626
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. 4.875% 5/16/13	$ 14,641,000	$ 14,005,200
Reynolds American, Inc. 6.75% 6/15/17	23,945,000	17,777,917
		123,882,743
TOTAL CONSUMER STAPLES		343,491,776
ENERGY - 9.4%
Energy Equipment & Services - 1.3%
Noble Drilling Corp. 5.875% 6/1/13	8,870,000	8,523,023
Petronas Capital Ltd. 7% 5/22/12 (b)	27,845,000	28,028,972
Transocean, Inc. 5.25% 3/15/13	28,360,000	26,143,079
Weatherford International Ltd.:
4.95% 10/15/13	14,255,000	12,296,007
5.15% 3/15/13	18,630,000	16,455,954
		91,447,035
Oil, Gas & Consumable Fuels - 8.1%
BW Group Ltd. 6.625% 6/28/17 (b)	24,199,000	13,914,425
Canadian Natural Resources Ltd.:
5.15% 2/1/13	36,810,000	33,272,228
5.7% 5/15/17	9,485,000	8,067,372
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	33,730,000	33,433,952
Duke Capital LLC 6.25% 2/15/13	8,185,000	7,805,216
Duke Energy Field Services:
5.375% 10/15/15 (b)	10,000,000	8,277,660
6.875% 2/1/11	18,930,000	18,511,382
7.875% 8/16/10	8,489,000	8,215,586
El Paso Natural Gas Co. 5.95% 4/15/17	7,650,000	5,860,933
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	13,864,000	13,938,422
Enbridge Energy Partners LP:
5.875% 12/15/16	14,780,000	11,848,180
6.5% 4/15/18	19,410,000	15,905,796
EnCana Holdings Finance Corp. 5.8% 5/1/14	23,635,000	21,715,194
Enterprise Products Operating LP:
4.625% 10/15/09	15,930,000	15,286,938
5.6% 10/15/14	16,000,000	13,596,368
5.65% 4/1/13	5,700,000	5,092,659
Gazstream SA 5.625% 7/22/13 (b)	10,957,601	9,100,287
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	32,715,000	29,040,184
Lukoil International Finance BV 6.656% 6/7/22 (b)	10,000,000	4,750,000
Nakilat, Inc. 6.067% 12/31/33 (b)	12,270,000	8,708,264
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.05% 11/20/13	$ 31,465,000	$ 27,360,115
5.2% 3/10/15	7,435,000	6,385,602
NGPL PipeCo LLC 6.514% 12/15/12 (b)	29,155,000	27,162,285
Pemex Project Funding Master Trust:
3.4106% 12/3/12 (b)(e)	170,000	143,871
4.1188% 6/15/10 (b)(e)	10,190,000	9,629,550
Plains All American Pipeline LP 7.75% 10/15/12	19,297,000	18,015,718
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	24,445,000	20,289,350
Ras Laffan Liquid Natural Gas Co. Ltd. III 5.832% 9/30/16 (b)	10,990,000	8,572,200
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	22,258,000	21,777,205
Source Gas LLC 5.9% 4/1/17 (b)	29,000,000	21,701,280
Suncor Energy, Inc. 6.1% 6/1/18	10,030,000	8,463,093
TEPPCO Partners LP 5.9% 4/15/13	26,505,000	23,413,483
Texas Eastern Transmission LP 6% 9/15/17 (b)	13,170,000	11,203,192
TransCanada PipeLines Ltd. 6.35% 5/15/67 (e)	19,400,000	9,760,761
XTO Energy, Inc.:
5% 1/31/15	14,316,000	12,494,318
5.65% 4/1/16	9,820,000	8,663,224
5.9% 8/1/12	36,435,000	34,277,501
		555,653,794
TOTAL ENERGY		647,100,829
FINANCIALS - 41.4%
Capital Markets - 10.0%
American Capital Strategies Ltd. 6.85% 8/1/12	33,395,000	18,790,198
Bear Stearns Companies, Inc.:
2.2625% 8/21/09 (e)	9,575,000	9,363,115
3.0844% 9/9/09 (e)	10,400,000	10,146,968
3.25% 3/25/09	5,616,000	5,567,349
3.765% 1/30/09 (e)	32,850,000	32,799,575
4.1988% 10/22/10 (e)	19,146,000	18,127,643
4.245% 1/7/10	9,960,000	9,578,891
4.5% 10/28/10	15,000,000	14,757,900
4.905% 7/16/09 (e)	4,708,000	4,636,198
5.3% 10/30/15	9,575,000	8,795,068
5.85% 7/19/10	30,840,000	30,978,194
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Bear Stearns Companies, Inc.: - continued
6.95% 8/10/12	$ 11,050,000	$ 11,125,107
BlackRock, Inc. 6.25% 9/15/17	33,450,000	29,775,083
Goldman Sachs Group, Inc.:
5.25% 10/15/13	48,310,000	41,236,546
5.45% 11/1/12	30,840,000	27,509,712
5.95% 1/18/18	32,643,000	26,351,519
6.15% 4/1/18	30,940,000	25,243,915
6.6% 1/15/12	14,000,000	13,081,418
6.875% 1/15/11	2,230,000	2,155,752
Janus Capital Group, Inc.:
5.875% 9/15/11	19,633,000	16,178,338
6.25% 6/15/12	34,140,000	25,946,400
Lazard Group LLC:
6.85% 6/15/17	23,854,000	14,177,863
7.125% 5/15/15	11,265,000	6,995,858
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	7,951,000	7,341,739
6.15% 4/25/13	23,448,000	22,168,771
6.4% 8/28/17	2,780,000	2,551,098
6.875% 4/25/18	3,946,000	3,715,704
Morgan Stanley:
4.57% 1/9/12 (e)	9,200,000	7,290,273
4.62% 1/9/14 (e)	40,930,000	29,954,334
4.75% 4/1/14	6,500,000	4,714,158
5.05% 1/21/11	24,915,000	23,534,933
5.25% 11/2/12	2,000,000	1,771,476
5.45% 1/9/17	1,950,000	1,539,582
5.95% 12/28/17	4,500,000	3,620,844
6.6% 4/1/12	66,565,000	60,134,555
6.625% 4/1/18	20,794,000	17,245,837
6.75% 4/15/11	6,840,000	6,447,685
Northern Trust Corp. 5.5% 8/15/13	2,330,000	2,292,946
Scotland International Finance No. 2 BV 7.7% 8/15/10 (b)	8,000,000	8,022,096
The Bank of New York, Inc. 4.95% 11/1/12	31,620,000	31,392,779
UBS AG Stamford Branch:
5.75% 4/25/18	33,590,000	28,499,200
5.875% 12/20/17	24,440,000	21,226,629
		686,783,249
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 8.2%
American Express Bank FSB:
5.5% 4/16/13	$ 23,976,000	$ 21,251,391
6% 9/13/17	5,080,000	4,077,858
ANZ National International Ltd. 6.2% 7/19/13 (b)	8,990,000	8,372,540
Bank One Corp.:
5.25% 1/30/13	7,610,000	7,065,543
7.875% 8/1/10	5,655,000	5,815,297
BB&T Corp. 6.5% 8/1/11	10,170,000	10,251,370
Chase Manhattan Corp. 7.875% 6/15/10	12,705,000	13,005,702
Credit Suisse First Boston 6% 2/15/18	22,440,000	18,975,062
Credit Suisse First Boston New York Branch 5% 5/15/13	26,675,000	25,151,697
DBS Bank Ltd. (Singapore) 2.3688% 5/16/17 (b)(e)	40,825,000	33,884,750
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	2,670,000	2,645,148
5.125% 2/14/11	23,895,000	22,067,725
5.25% 2/10/14 (b)	4,620,000	3,829,384
5.5% 10/17/12	18,460,000	16,328,055
Fifth Third Bancorp:
4.5% 6/1/18	1,010,000	703,407
8.25% 3/1/38	15,871,000	12,485,208
HBOS PLC 6.75% 5/21/18 (b)	10,665,000	8,863,031
JPMorgan Chase Bank 6% 10/1/17	17,144,000	15,909,975
KeyBank NA:
5.8% 7/1/14	9,160,000	7,979,322
7% 2/1/11	9,195,000	8,649,902
Korea Development Bank:
3.875% 3/2/09	29,280,000	29,007,110
4.625% 9/16/10	15,000,000	14,010,780
4.75% 7/20/09	7,670,000	7,504,712
National City Bank, Cleveland:
4.15% 8/1/09	15,604,000	14,955,545
4.5% 3/15/10	24,084,000	22,729,106
Northern Trust Co. 6.5% 8/15/18	4,250,000	4,228,351
PNC Funding Corp.:
3.56% 1/31/12 (e)	20,275,000	16,530,349
7.5% 11/1/09	16,580,000	16,418,212
Rabobank Capital Funding Trust II 5.26% (b)(e)	4,655,000	3,007,447
Regions Bank 7.5% 5/15/18	1,250,000	1,011,015
Santander Issuances SA Unipersonal 5.805% 6/20/16 (b)(e)	34,405,000	25,803,750
Standard Chartered Bank 6.4% 9/26/17 (b)	35,790,000	29,158,972
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(e)	$ 24,000,000	$ 19,919,592
Union Planters Corp. 7.75% 3/1/11	7,500,000	5,343,750
UnionBanCal Corp. 5.25% 12/16/13	5,420,000	4,449,750
Wachovia Bank NA 4.875% 2/1/15	11,520,000	10,238,262
Wachovia Corp.:
2.8606% 12/1/09 (e)	8,890,000	8,348,483
3.9638% 4/23/12 (e)	4,440,000	3,802,860
4.8825% 10/15/11 (e)	8,890,000	7,791,569
5.625% 10/15/16	27,816,000	23,047,948
5.75% 6/15/17	24,000,000	21,681,264
Wells Fargo & Co. 4.2% 1/15/10	21,560,000	21,449,828
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	4,750,000	4,834,574
		562,585,596
Consumer Finance - 3.1%
American Express Credit Corp. 5.875% 5/2/13	4,770,000	4,288,521
Capital One Financial Corp. 3.0969% 9/10/09 (e)	26,815,000	24,746,920
Discover Financial Services 3.3488% 6/11/10 (e)	32,911,000	23,697,993
General Electric Capital Corp. 5.625% 9/15/17	11,560,000	10,700,791
Household Finance Corp.:
6.375% 10/15/11	15,220,000	14,513,548
7% 5/15/12	3,830,000	3,682,625
HSBC Finance Corp.:
5.25% 1/14/11	10,705,000	10,257,263
5.25% 1/15/14	8,625,000	7,859,393
MBNA America Bank NA 7.125% 11/15/12 (b)	5,675,000	5,768,518
MBNA Corp. 7.5% 3/15/12	13,160,000	13,282,941
Nelnet, Inc. 7.4% 9/29/36 (e)	22,000,000	4,400,000
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (b)	34,740,000	34,303,666
ORIX Corp. 5.48% 11/22/11	3,150,000	2,629,831
SLM Corp.:
3.0188% 3/15/11 (e)	915,000	707,675
3.695% 7/26/10 (e)	14,959,000	11,704,325
3.735% 1/26/09 (e)	6,135,000	5,918,036
4% 1/15/09	10,000,000	9,785,500
4.5% 7/26/10	24,850,000	20,943,903
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (b)	3,551,964	3,528,000
		212,719,449
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 6.8%
Bank of America Corp. 7.4% 1/15/11	$ 70,876,000	$ 71,529,760
BP Capital Markets PLC 5.25% 11/7/13	28,806,000	28,896,451
BTM Curacao Holding NV 3.3825% 12/19/16 (b)(e)	3,800,000	3,129,216
CIT Group, Inc. 2.925% 6/8/09 (e)	9,590,000	9,028,381
Citigroup, Inc.:
5.3% 10/17/12	62,400,000	56,955,163
5.5% 4/11/13	26,960,000	24,535,622
6.125% 5/15/18	2,980,000	2,723,675
6.5% 1/18/11	10,699,000	10,413,176
6.5% 8/19/13	28,790,000	27,419,423
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	23,998,000	23,130,112
ILFC E-Capital Trust I 5.9% 12/21/65 (b)(e)	24,520,000	8,356,171
International Lease Finance Corp.:
5.4% 2/15/12	23,440,000	16,163,193
6.375% 3/25/13	12,300,000	8,371,737
6.625% 11/15/13	22,265,000	15,151,733
JPMorgan Chase & Co.:
4.891% 9/1/15 (e)	22,330,000	22,310,997
5.6% 6/1/11	25,329,000	25,037,944
5.75% 1/2/13	18,142,000	17,521,181
6.75% 2/1/11	3,075,000	3,092,143
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	10,290,000	8,960,717
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	8,920,000	5,887,200
5.5% 1/15/14 (b)	5,685,000	3,865,800
5.7% 4/15/17 (b)	13,880,000	9,280,709
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	26,500,000	15,535,625
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(e)	19,010,000	12,443,775
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(e)	40,985,000	22,164,811
ZFS Finance USA Trust IV 5.875% 5/9/32 (b)(e)	20,465,000	12,209,828
		464,114,543
Insurance - 3.5%
Assurant, Inc.:
5.625% 2/15/14	15,645,000	11,654,195
6.75% 2/15/34	16,093,000	9,478,471
Axis Capital Holdings Ltd. 5.75% 12/1/14	4,570,000	3,382,307
Genworth Financial, Inc. 5.65% 6/15/12	14,295,000	5,323,801
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	12,198,000	8,753,199
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Jackson National Life Global Funding 5.375% 5/8/13 (b)	$ 6,160,000	$ 5,442,194
MetLife, Inc.:
5% 6/15/15	9,521,000	7,832,974
6.125% 12/1/11	16,200,000	15,660,313
Metropolitan Life Global Funding I:
4.625% 8/19/10 (b)	27,000,000	25,792,749
5.125% 4/10/13 (b)	4,575,000	4,105,289
Monumental Global Funding II 5.65% 7/14/11 (b)	13,520,000	13,661,663
Monumental Global Funding III 5.5% 4/22/13 (b)	18,020,000	17,076,275
Pacific Life Global Funding 5.15% 4/15/13 (b)	27,705,000	24,924,613
Prudential Financial, Inc.:
5.15% 1/15/13	17,730,000	15,793,618
8.875% 6/15/68 (e)	24,320,000	13,159,284
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(e)	27,351,000	15,658,448
Symetra Financial Corp. 6.125% 4/1/16 (b)	42,400,000	32,809,078
The St. Paul Travelers Companies, Inc.:
6.38% 12/15/08	2,200,000	2,200,812
8.125% 4/15/10	10,225,000	10,480,328
		243,189,611
Real Estate Investment Trusts - 7.1%
AMB Property LP 5.9% 8/15/13	21,115,000	13,935,900
Arden Realty LP 5.2% 9/1/11	10,960,000	9,316,000
AvalonBay Communities, Inc.:
4.95% 3/15/13	3,000,000	2,153,871
5.5% 1/15/12	19,590,000	15,796,083
6.625% 9/15/11	2,600,000	2,093,824
Brandywine Operating Partnership LP:
4.5% 11/1/09	25,260,000	23,212,475
5.625% 12/15/10	33,380,000	27,985,258
5.75% 4/1/12	15,206,000	9,427,720
BRE Properties, Inc.:
4.875% 5/15/10	21,140,000	14,798,000
5.75% 9/1/09	5,000,000	4,500,000
Camden Property Trust:
4.375% 1/15/10	12,100,000	10,634,811
5.375% 12/15/13	5,370,000	4,296,000
5.875% 11/30/12	24,210,000	20,094,300
Colonial Properties Trust:
4.75% 2/1/10	46,254,000	42,040,307
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colonial Properties Trust: - continued
5.5% 10/1/15	$ 27,155,000	$ 17,650,750
6.25% 6/15/14	3,000,000	2,130,000
CPG Partners LP 6% 1/15/13	8,325,000	6,327,000
Developers Diversified Realty Corp.:
3.875% 1/30/09	16,715,000	16,356,279
4.625% 8/1/10	24,655,000	14,793,000
5% 5/3/10	18,340,000	11,004,000
5.25% 4/15/11	19,905,000	11,943,000
5.375% 10/15/12	10,520,000	6,312,000
Duke Realty LP:
4.625% 5/15/13	5,130,000	3,129,300
5.25% 1/15/10	3,710,000	3,362,533
5.4% 8/15/14	4,520,000	2,802,400
5.625% 8/15/11	24,200,000	20,570,000
5.875% 8/15/12	935,000	626,450
Equity One, Inc.:
6% 9/15/17	6,985,000	4,191,000
6.25% 1/15/17	4,040,000	2,424,000
Federal Realty Investment Trust:
5.4% 12/1/13	3,380,000	2,377,073
6% 7/15/12	24,000,000	18,969,888
6.2% 1/15/17	5,075,000	3,213,495
Hospitality Properties Trust 5.625% 3/15/17	9,820,000	4,615,400
HRPT Properties Trust:
5.75% 11/1/15	7,280,000	3,785,600
6.25% 6/15/17	10,085,000	5,244,200
6.65% 1/15/18	5,055,000	2,628,600
Liberty Property LP:
5.125% 3/2/15	6,940,000	4,580,400
5.5% 12/15/16	12,165,000	8,034,569
Mack-Cali Realty LP:
5.05% 4/15/10	5,675,000	5,083,029
7.25% 3/15/09	23,865,000	23,513,445
7.75% 2/15/11	7,985,000	7,026,800
Reckson Operating Partnership LP 5.15% 1/15/11	1,935,000	1,161,000
Simon Property Group LP:
4.6% 6/15/10	8,970,000	7,875,418
4.875% 8/15/10	5,520,000	4,794,998
5% 3/1/12	2,971,000	2,287,560
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
5.375% 6/1/11	$ 5,080,000	$ 4,114,800
5.6% 9/1/11	22,240,000	18,123,687
5.75% 5/1/12	10,365,000	8,094,111
7.75% 1/20/11	6,720,000	5,671,922
Tanger Properties LP 6.15% 11/15/15	200,000	130,000
Washington (REIT) 5.95% 6/15/11	29,760,000	23,808,000
		489,040,256
Real Estate Management & Development - 0.7%
ERP Operating LP 5.5% 10/1/12	3,620,000	2,985,045
Post Apartment Homes LP:
5.45% 6/1/12	11,090,000	8,317,500
6.3% 6/1/13	19,615,000	14,318,950
Regency Centers LP:
4.95% 4/15/14	5,000,000	3,521,045
5.25% 8/1/15	17,455,000	11,838,836
5.875% 6/15/17	8,640,000	5,184,000
		46,165,376
Thrifts & Mortgage Finance - 2.0%
Capmark Financial Group, Inc. 5.875% 5/10/12	48,940,000	14,445,081
Countrywide Financial Corp.:
3.4175% 3/24/09 (e)	18,885,000	18,690,994
4.5% 6/15/10	3,920,000	3,752,632
5.8% 6/7/12	19,069,000	18,101,858
Countrywide Home Loans, Inc.:
4.125% 9/15/09	31,486,000	30,430,495
6.25% 4/15/09	4,970,000	4,933,759
Independence Community Bank Corp.:
3.75% 4/1/14 (e)	34,515,000	27,817,916
4.9% 9/23/10	13,880,000	12,339,070
5.2638% 6/20/13 (e)	3,030,000	2,066,144
World Savings Bank FSB 4.125% 12/15/09	4,250,000	4,109,159
		136,687,108
TOTAL FINANCIALS		2,841,285,188
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 1.6%
Biotechnology - 0.3%
Amgen, Inc. 5.85% 6/1/17	$ 24,187,000	$ 23,463,857
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 6% 6/15/11	10,609,000	8,487,200
Health Care Providers & Services - 0.7%
Coventry Health Care, Inc.:
5.95% 3/15/17	14,300,000	7,463,342
6.3% 8/15/14	29,610,000	20,101,281
UnitedHealth Group, Inc. 3.75% 2/10/09	17,550,000	17,509,968
		45,074,591
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co. 5.45% 5/1/18	23,995,000	23,289,643
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	7,840,000	7,305,963
		30,595,606
TOTAL HEALTH CARE		107,621,254
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (b)	21,605,000	21,384,715
6.4% 12/15/11 (b)	6,693,000	6,512,083
		27,896,798
Airlines - 2.5%
American Airlines, Inc. 7.25% 2/5/09	13,307,000	13,074,128
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	610,349	573,728
6.978% 10/1/12	3,377,714	2,972,388
7.024% 4/15/11	23,155,000	21,071,050
7.858% 4/1/13	44,460,000	36,234,900
Continental Airlines, Inc.:
6.648% 3/15/19	26,413,397	19,281,780
6.795% 2/2/20	882,620	529,572
6.82% 5/1/18	1,812,226	1,277,620
6.9% 7/2/19	7,348,962	5,511,722
7.056% 3/15/11	14,391,000	13,455,585
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	3,183,457	1,878,239
7.57% 11/18/10	27,629,000	22,379,490
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	$ 18,562,964	$ 12,994,075
8.36% 7/20/20	12,639,906	9,353,530
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	4,733,507	2,698,099
6.071% 9/1/14	2,964,963	2,757,415
6.201% 3/1/10	1,891,691	1,816,024
6.602% 9/1/13	5,356,792	4,981,816
		172,841,161
Building Products - 0.1%
Masco Corp. 3.1188% 3/12/10 (e)	8,910,000	7,573,500
Industrial Conglomerates - 0.9%
Covidien International Finance SA:
5.15% 10/15/10	20,685,000	20,422,694
5.45% 10/15/12	5,060,000	4,855,161
6% 10/15/17	23,970,000	22,174,240
General Electric Co. 5.25% 12/6/17	17,265,000	15,820,783
		63,272,878
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (b)	5,000,000	4,435,128
TOTAL INDUSTRIALS		276,019,465
INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 1.0%
Tyco Electronics Group SA:
5.95% 1/15/14	24,139,000	21,705,934
6% 10/1/12	31,725,000	29,612,337
6.55% 10/1/17	19,311,000	16,717,398
		68,035,669
Office Electronics - 0.1%
Xerox Corp. 5.5% 5/15/12	13,106,000	10,470,554
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.3%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	$ 16,350,000	$ 10,811,830
National Semiconductor Corp. 6.15% 6/15/12	12,140,000	10,169,344
		20,981,174
TOTAL INFORMATION TECHNOLOGY		99,487,397
MATERIALS - 2.5%
Chemicals - 0.0%
E.I. du Pont de Nemours & Co. 5% 1/15/13	3,860,000	2,779,200
Construction Materials - 0.2%
CRH America, Inc. 6% 9/30/16	15,000,000	10,087,785
Containers & Packaging - 0.4%
Pactiv Corp.:
5.875% 7/15/12	14,020,000	12,935,287
6.4% 1/15/18	14,310,000	11,528,365
Sealed Air Corp. 6.95% 5/15/09 (b)	5,315,000	5,049,250
		29,512,902
Metals & Mining - 1.5%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	16,165,000	15,354,875
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	16,380,000	16,467,256
Nucor Corp. 5% 6/1/13	10,481,000	9,718,695
Rio Tinto Finance Ltd.:
5.875% 7/15/13	26,710,000	20,761,549
6.5% 7/15/18	19,200,000	13,195,258
United States Steel Corp. 5.65% 6/1/13	12,140,000	8,376,600
Vale Overseas Ltd. 6.25% 1/23/17	19,000,000	17,200,814
		101,075,047
Paper & Forest Products - 0.4%
International Paper Co.:
5.85% 10/30/12	1,216,000	948,480
7.4% 6/15/14	35,583,000	25,975,590
		26,924,070
TOTAL MATERIALS		170,379,004
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 5.9%
AT&T Broadband Corp. 8.375% 3/15/13	$ 21,152,000	$ 21,127,337
AT&T, Inc. 6.7% 11/15/13	19,203,000	19,120,869
British Telecommunications PLC 8.625% 12/15/10	22,235,000	22,197,956
Deutsche Telekom International Financial BV:
5.25% 7/22/13	20,035,000	17,754,236
6.75% 8/20/18	29,700,000	26,640,365
KT Corp. 5.875% 6/24/14 (b)	8,420,000	7,390,487
SBC Communications, Inc.:
5.1% 9/15/14	17,750,000	15,921,431
5.875% 2/1/12	22,365,000	22,030,218
5.875% 8/15/12	8,000,000	7,862,152
Sprint Capital Corp. 7.625% 1/30/11	13,750,000	9,900,000
Telecom Italia Capital SA:
4% 1/15/10	40,014,000	36,212,670
4.95% 9/30/14	26,251,000	19,163,230
5.25% 10/1/15	21,407,000	15,413,040
6.999% 6/4/18	14,670,000	11,002,500
Telefonica Emisiones SAU:
3.3563% 2/4/13 (e)	32,370,000	25,946,950
6.421% 6/20/16	9,505,000	8,559,794
Telefonos de Mexico SA de CV 4.75% 1/27/10	50,755,000	49,979,768
Verizon Communications, Inc. 5.25% 4/15/13	20,245,000	18,820,542
Verizon Global Funding Corp. 7.25% 12/1/10	22,430,000	22,755,280
Verizon New England, Inc. 6.5% 9/15/11	7,290,000	6,994,259
Verizon New York, Inc. 6.875% 4/1/12	21,714,000	20,855,732
		405,648,816
Wireless Telecommunication Services - 1.6%
America Movil SAB de CV:
4.125% 3/1/09	9,945,000	9,813,189
5.625% 11/15/17	14,801,000	12,413,110
Sprint Nextel Corp. 6% 12/1/16	1,934,000	1,073,370
Verizon Wireless Capital LLC 8.5% 11/15/18 (b)	28,800,000	29,058,826
Vodafone Group PLC:
5% 12/16/13	18,790,000	16,811,150
5.5% 6/15/11	22,590,000	21,814,011
7.75% 2/15/10	15,120,000	15,081,142
		106,064,798
TOTAL TELECOMMUNICATION SERVICES		511,713,614
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 9.2%
Electric Utilities - 5.5%
Alabama Power Co. 4.85% 12/15/12	$ 12,905,000	$ 12,649,636
AmerenUE 6.4% 6/15/17	24,445,000	21,556,628
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	33,655,000	31,080,460
8.875% 11/15/18	9,680,000	10,209,438
Commonwealth Edison Co. 5.4% 12/15/11	14,258,000	13,587,076
Duke Energy Carolinas LLC 7% 11/15/18	5,120,000	5,395,676
EDP Finance BV:
5.375% 11/2/12 (b)	16,313,000	15,205,820
6% 2/2/18 (b)	30,000,000	25,518,510
Enel Finance International SA 5.7% 1/15/13 (b)	6,825,000	6,400,185
Exelon Corp.:
4.9% 6/15/15	26,185,000	20,620,949
6.75% 5/1/11	5,441,000	5,219,486
FirstEnergy Corp. 6.45% 11/15/11	16,146,000	15,157,090
Illinois Power Co. 6.125% 11/15/17	3,375,000	2,905,274
Nevada Power Co. 6.5% 8/1/18	12,850,000	11,717,812
Oncor Electric Delivery Co. 6.375% 5/1/12	22,350,000	21,185,632
Oncor Electric Delivery Co. LLC 5.95% 9/1/13 (b)	29,600,000	27,072,900
Pacific Gas & Electric Co. 8.25% 10/15/18	5,520,000	6,123,882
Pennsylvania Electric Co. 6.05% 9/1/17	6,255,000	5,351,440
Pepco Holdings, Inc.:
4% 5/15/10	18,255,000	17,460,415
6.125% 6/1/17	9,817,000	8,183,942
6.45% 8/15/12	30,525,000	28,889,104
PPL Capital Funding, Inc. 6.7% 3/30/67 (e)	46,775,000	21,048,750
Progress Energy, Inc. 7.1% 3/1/11	27,698,000	27,551,533
Sierra Pacific Power Co. 5.45% 9/1/13	12,763,000	11,851,939
West Penn Power Co. 5.95% 12/15/17 (b)	2,566,000	2,200,448
		374,144,025
Gas Utilities - 0.4%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	3,615,000	2,765,475
Texas Eastern Transmission Corp. 7.3% 12/1/10	25,370,000	25,286,330
		28,051,805
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc. 7% 4/1/12	24,737,000	23,916,919
Duke Capital LLC 5.668% 8/15/14	16,820,000	14,558,484
Exelon Generation Co. LLC 5.35% 1/15/14	12,500,000	10,562,750
		49,038,153
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 2.6%
CenterPoint Energy, Inc. 5.95% 2/1/17	$ 14,630,000	$ 11,572,842
Dominion Resources, Inc.:
4.75% 12/15/10	32,170,000	30,987,366
6.3% 9/30/66 (e)	32,660,000	16,003,400
7.5% 6/30/66 (e)	40,900,000	20,859,000
DTE Energy Co. 7.05% 6/1/11	8,050,000	7,977,502
KeySpan Corp. 7.625% 11/15/10	4,045,000	4,148,180
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	23,900,000	23,278,839
National Grid PLC 6.3% 8/1/16	12,085,000	10,692,965
NiSource Finance Corp.:
5.4% 7/15/14	11,024,000	8,558,196
5.45% 9/15/20	1,620,000	955,180
6.4% 3/15/18	12,660,000	9,249,649
7.875% 11/15/10	8,360,000	7,524,769
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	50,505,000	25,252,500
WPS Resources Corp. 6.11% 12/1/66 (e)	7,220,000	3,610,000
		180,670,388
TOTAL UTILITIES		631,904,371
TOTAL NONCONVERTIBLE BONDS (Cost $7,096,604,570)		6,053,587,602
U.S. Treasury Obligations - 9.9%

U.S. Treasury Notes:
2% 11/30/13 (c)	170,225,000	170,271,293
2.75% 10/31/13 (c)	110,970,000	115,365,411
3.75% 11/15/18 (c)	108,685,000	115,919,866
3.875% 5/15/18	112,724,000	121,680,260
4% 8/15/18	121,210,000	132,137,809
4.75% 8/15/17	22,224,000	25,278,067
TOTAL U.S. TREASURY OBLIGATIONS (Cost $649,939,831)		680,652,706
Foreign Government and Government Agency Obligations - 0.4%

Chilean Republic 7.125% 1/11/12 (Cost $25,323,372)	24,915,000	27,137,418
Supranational Obligations - 0.1%
	Principal Amount	Value
Corporacion Andina de Fomento:
5.2% 5/21/13	$ 1,980,000	$ 1,735,753
6.875% 3/15/12	3,220,000	3,080,867
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $5,156,214)		4,816,620
Bank Notes - 0.1%

National City Bank, Cleveland 2.9106% 3/1/13 (e) (Cost $5,423,262)	8,000,000	6,080,000
Preferred Securities - 0.6%

FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
ING Groep NV 5.775% (a)(e)	8,610,000	4,580,647
MUFG Capital Finance 1 Ltd. 6.346% (e)	51,670,000	38,628,649
		43,209,296
TOTAL PREFERRED SECURITIES (Cost $60,125,037)		43,209,296
Cash Equivalents - 2.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.21%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Treasury Obligations) #	$ 27,911,484	27,911,000
0.27%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) #	120,915,728	120,913,000
TOTAL CASH EQUIVALENTS (Cost $148,824,000)		148,824,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $7,991,396,286)		6,964,307,642
NET OTHER ASSETS - (1.5)%		(104,403,634)
NET ASSETS - 100%		$ 6,859,904,008
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	$ 8,890,000	$ 215,446
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	18,500,000	1,522,182
Receive from Citibank upon credit event of Noble Drilling Corp., par value of the notional amount of Noble Drilling Corp. 5.875% 6/1/13, and pay quarterly notional amount multiplied by .42%	Dec. 2012	9,000,000	437,017
Receive from Deutsche Bank upon credit event of Genworth Financial, Inc., par value of the notional amount of Genworth Financial, Inc. 5.75% 6/15/14, and pay quarterly notional amount multiplied by 2.75%	March 2013	15,000,000	6,321,653
Receive from Deutsche Bank, upon credit event of Boston Scientific Corp., par value of the notional amount of Boston Scientific Corp. 5.45% 6/15/14, and pay quarterly notional amount multiplied by .49%	March 2011	10,609,000	542,704
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	11,135,000	267,674
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (d)	Sept. 2010	29,000,000	(1,372,680)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27 (Rating-Baa2) (d)	March 2009	9,800,000	(72,869)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Receive quarterly notional amount multiplied by .95% and pay Citibank upon credit event of Rogers Cable, Inc., par value of the notional amount of Rogers Cable, Inc. 5.5% 3/15/14 (Rating-Baa3) (d)	Sept. 2012	$ 21,100,000	$ (919,760)
Receive quarterly notional amount multiplied by 1.63% and pay Bank of America upon credit event of Constellation Energy Group, Inc., par value of the notional amount of Constellation Energy Group, Inc. 4.55% 6/15/15 (Rating-Baa2) (d)	Sept. 2013	18,500,000	(1,699,932)
Receive quarterly notional amount multiplied by 1.75% and pay Credit Suisse First Boston upon credit event of Constellation Energy Group, Inc., par value of the notional amount of Constellation Energy Group, Inc. 4.55% 6/15/15 (Rating-Baa2) (d)	Sept. 2013	9,230,000	(806,639)
TOTAL CREDIT DEFAULT SWAPS		$ 160,764,000	$ 4,434,796
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.41% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	36,000,000	841,100
Receive semi-annually a fixed rate equal to 3.8475% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	May 2013	25,000,000	1,258,893
Receive semi-annually a fixed rate equal to 3.87865% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	May 2013	55,000,000	2,826,010
Receive semi-annually a fixed rate equal to 4.085% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2013	350,000,000	20,007,330
Receive semi-annually a fixed rate equal to 4.80% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	20,000,000	1,032,930
Receive semi-annually a fixed rate equal to 5.001% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	April 2009	50,000,000	470,230
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Receive semi-annually a fixed rate equal to 5.257% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	$ 20,000,000	$ 2,011,660
Receive semi-annually a fixed-rate equal to 4.802% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2012	75,000,000	6,244,590
TOTAL INTEREST RATE SWAPS		$ 631,000,000	$ 34,692,743
		$ 791,764,000	$ 39,127,539
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $976,933,704 or 14.2% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$27,911,000 due 12/01/08 at 0.21%
Banc of America Securities LLC	$ 5,677,094
Barclays Capital, Inc.	7,497,008
Deutsche Bank Securities, Inc.	14,736,898
$ 27,911,000
$120,913,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 59,062,422
Bank of America, NA	58,710,422
Barclays Capital, Inc.	3,140,156
$ 120,913,000
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,964,307,642	$ -	$ 6,964,307,642	$ -
Other Financial Instruments*	$ 39,127,539	$ -	$ 39,127,539	$ -
*Other financial instruments include Swap Agreements.
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $7,969,193,132. Net unrealized depreciation aggregated $1,004,885,490, of which $67,760,582 related to appreciated investment securities and $1,072,646,072 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $87,630,000 representing 1.28% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mortgage Backed
Securities Central Fund

November 30, 2008

1.841407.102

MBSCEN-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 121.1%
	Principal Amount	Value
Fannie Mae - 68.4%
3.778% 6/1/33 (e)	$ 2,818,911	$ 2,758,635
3.915% 7/1/35 (e)	7,362,607	7,181,975
3.933% 1/1/34 (e)	28,600	28,638
3.986% 6/1/34 (e)	15,433,858	15,047,661
4.011% 8/1/33 (e)	669,716	656,549
4.139% 1/1/34 (e)	3,499,095	3,481,568
4.173% 1/1/35 (e)	4,635,110	4,578,414
4.186% 8/1/34 (e)	3,645,637	3,608,521
4.196% 5/1/35 (e)	25,369,075	24,745,533
4.205% 1/1/35 (e)	2,218,658	2,175,020
4.229% 2/1/34 (e)	3,851,460	3,824,488
4.25% 2/1/35 (e)	2,297,800	2,276,693
4.287% 3/1/33 (e)	253,265	250,974
4.292% 8/1/33 (e)	3,559,918	3,487,457
4.296% 5/1/33 (e)	509,248	511,371
4.303% 3/1/33 (e)	1,137,289	1,127,231
4.314% 11/1/34 (e)	1,732,473	1,718,632
4.326% 7/1/35 (e)	7,353,259	7,395,041
4.331% 1/1/35 (e)	2,745,517	2,719,734
4.386% 1/1/34 (e)	2,896,497	2,880,163
4.422% 10/1/34 (e)	4,433,175	4,393,028
4.425% 5/1/35 (e)	1,690,824	1,705,546
4.432% 3/1/35 (e)	3,722,037	3,687,744
4.449% 8/1/34 (e)	5,942,615	5,891,484
4.469% 12/1/34 (e)	173,654	172,064
4.476% 3/1/33 (e)	5,841,316	5,794,594
4.477% 3/1/35 (e)	4,969,490	4,883,948
4.5% 1/1/20 to 11/1/38	196,251,662	195,643,605
4.5% 12/16/23 (a)	18,500,000	18,488,438
4.5% 12/16/23 (a)	117,000,000	116,926,875
4.5% 12/11/38 (a)	103,000,000	101,535,464
4.519% 11/1/34 (e)	27,908,371	27,605,379
4.537% 7/1/35 (e)	368,685	368,578
4.545% 11/1/34 (e)	4,024,322	3,965,877
4.548% 10/1/33 (e)	1,775,506	1,760,419
4.551% 3/1/35 (e)	7,553,413	7,524,634
4.568% 2/1/35 (e)	541,319	540,872
4.584% 2/1/35 (e)	3,767,215	3,736,275
4.588% 6/1/33 (e)	269,634	272,860
4.6% 10/1/33 (e)	30,024	29,779
4.608% 1/1/35 (e)	5,218,503	5,171,312
4.612% 2/1/33 (e)	31,627	31,560
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.625% 4/1/33 (e)	$ 2,934,441	$ 2,929,596
4.631% 1/1/35 (e)	5,070,133	5,006,995
4.634% 4/1/33 (e)	291,357	292,364
4.664% 10/1/33 (e)	324,019	323,611
4.687% 12/1/34 (e)	3,181,119	3,142,000
4.706% 7/1/34 (e)	6,427,676	6,346,321
4.726% 11/1/33 (e)	2,691,309	2,679,400
4.753% 12/1/34 (e)	2,114,613	2,088,757
4.759% 8/1/34 (e)	600,890	586,733
4.764% 3/1/35 (e)	2,983,928	2,935,793
4.766% 4/1/35 (e)	852,788	863,335
4.767% 1/1/35 (e)	15,379,496	15,172,754
4.798% 10/1/34 (e)	58,866	58,043
4.804% 8/1/33 (e)	947,931	939,189
4.804% 8/1/33 (e)	3,005,673	3,027,570
4.806% 11/1/34 (e)	4,410,260	4,363,308
4.819% 9/1/34 (e)	3,503,544	3,483,311
4.823% 10/1/34 (e)	8,532,707	8,433,864
4.833% 12/1/35 (e)	9,701,283	9,617,125
4.843% 3/1/33 (e)	2,381,170	2,367,379
4.852% 1/1/35 (e)	3,025,817	2,993,898
4.86% 9/1/34 (e)	4,255,101	4,227,069
4.87% 9/1/33 (e)	2,390,962	2,410,200
4.878% 5/1/35 (e)	4,775,450	4,795,788
4.899% 8/1/34 (e)	5,907,526	5,860,112
4.926% 8/1/34 (e)	1,538,513	1,521,560
4.933% 1/1/35 (e)	2,776,049	2,755,140
4.956% 10/1/33 (e)	2,915,683	2,942,871
4.974% 7/1/34 (e)	408,830	405,400
5% 9/1/16 to 7/1/37	906,981,268	916,328,053
5% 12/1/23 (a)(b)	20,000,000	20,225,000
5% 12/16/23 (a)(b)	58,500,000	59,158,125
5% 12/11/38 (a)(b)	100,000,000	100,656,250
5% 12/11/38 (a)(b)	59,000,000	59,387,188
5% 12/11/38 (a)(b)	41,000,000	41,269,063
5% 1/13/39 (a)	29,000,000	29,150,664
5.037% 9/1/36 (e)	6,977,358	6,977,249
5.05% 1/1/37 (e)	5,476,417	5,450,004
5.07% 7/1/33 (e)	523,635	530,491
5.09% 9/1/34 (e)	888,892	879,741
5.095% 7/1/34 (e)	1,597,421	1,581,022
5.108% 6/1/35 (e)	11,527,387	11,658,217
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.121% 3/1/35 (e)	$ 207,833	$ 208,209
5.125% 5/1/35 (e)	1,982,825	1,971,515
5.133% 1/1/35 (e)	39,738	39,782
5.143% 5/1/35 (e)	10,710,294	10,651,173
5.148% 11/1/33 (e)	10,226,345	10,363,368
5.152% 5/1/35 (e)	1,559,187	1,585,912
5.157% 6/1/35 (e)	8,372,680	8,382,283
5.16% 10/1/18 (e)	1,024,080	1,027,897
5.165% 9/1/35 (e)	2,172,562	2,170,956
5.169% 10/1/33 (e)	7,378,807	7,422,711
5.185% 3/1/35 (e)	466,777	463,269
5.205% 10/1/35 (e)	20,555,854	20,766,901
5.264% 12/1/36 (e)	2,324,201	2,318,358
5.265% 9/1/33 (e)	6,390,162	6,391,082
5.279% 3/1/35 (e)	1,347,291	1,327,573
5.31% 12/1/34 (e)	1,141,415	1,133,414
5.313% 3/1/36 (e)	32,652,466	33,091,380
5.326% 6/1/36 (e)	7,808,786	7,814,678
5.329% 7/1/35 (e)	1,748,605	1,747,527
5.338% 4/1/36 (e)	4,262,472	4,198,684
5.342% 2/1/37 (e)	2,591,854	2,592,475
5.365% 1/1/32 (e)	593,173	585,577
5.403% 11/1/36 (e)	8,879,231	8,805,116
5.45% 8/1/36 (e)	6,442,628	6,473,549
5.489% 2/1/35 (e)	458,794	456,245
5.498% 6/1/47 (e)	1,883,365	1,881,356
5.5% 10/1/10 to 12/1/37 (b)	1,373,410,268	1,401,304,034
5.5% 12/11/38 (a)(b)	100,000,000	101,671,880
5.5% 12/11/38 (a)(b)	25,000,000	25,417,970
5.555% 9/1/36 (e)	11,737,924	11,738,570
5.627% 4/1/36 (e)	9,456,643	9,519,393
5.649% 9/1/35 (e)	3,496,264	3,506,838
5.656% 6/1/36 (e)	6,772,922	6,803,641
5.677% 1/1/36 (e)	31,952,001	32,102,032
5.681% 3/1/36 (e)	9,173,003	9,220,001
5.753% 4/1/36 (e)	11,470,436	11,552,685
5.781% 2/1/36 (e)	8,042,652	8,093,767
5.797% 1/1/36 (e)	7,909,949	7,983,556
5.807% 4/1/36 (e)	9,788,457	9,872,593
5.823% 7/1/36 (e)	2,667,417	2,693,428
5.834% 7/1/37 (e)	3,226,195	3,231,575
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.845% 9/1/36 (e)	$ 4,904,254	$ 4,881,179
5.853% 3/1/36 (e)	6,053,021	6,096,738
5.897% 5/1/36 (e)	8,187,795	8,248,626
5.922% 5/1/36 (e)	5,040,786	5,091,000
5.954% 5/1/36 (e)	2,897,004	2,925,973
6% 8/1/09 to 9/1/38 (b)	896,679,400	921,119,769
6% 12/11/38 (a)	5,000,000	5,113,281
6.013% 4/1/36 (e)	48,551,733	48,955,125
6.035% 9/1/36 (e)	31,965,844	32,347,756
6.049% 3/1/33 (e)	333,528	334,516
6.076% 3/1/37 (e)	5,079,962	5,150,540
6.087% 4/1/36 (e)	21,891,788	22,096,268
6.12% 4/1/36 (e)	4,615,611	4,662,466
6.198% 5/1/37 (e)	388,532	394,797
6.215% 3/1/36 (e)	26,329,599	26,592,803
6.217% 2/1/35 (e)	1,338,898	1,346,960
6.223% 3/1/37 (e)	1,565,486	1,597,259
6.226% 5/1/36 (e)	13,841,480	14,006,630
6.241% 6/1/36 (e)	13,211,135	13,379,214
6.243% 6/1/36 (e)	709,997	705,125
6.245% 8/1/46 (e)	1,306,499	1,328,125
6.302% 10/1/36 (e)	22,362,283	22,797,599
6.346% 5/1/36 (e)	5,355,879	5,426,681
6.355% 9/1/36 (e)	2,460,125	2,497,741
6.4% 7/1/36 (e)	18,507,687	18,754,607
6.429% 4/1/37 (e)	4,462,910	4,555,920
6.5% 1/1/09 to 9/1/47	463,772,198	479,084,354
6.5% 12/11/38 (a)(b)	45,500,000	46,769,022
6.532% 9/1/36 (e)	23,724,504	24,065,247
6.784% 9/1/37 (e)	8,062,631	8,223,864
6.862% 9/1/37 (e)	3,660,650	3,740,578
6.946% 9/1/37 (e)	2,898,057	2,960,961
7% 5/1/13 to 9/1/47	58,682,014	61,320,638
7.124% 9/1/37 (e)	4,320,653	4,420,384
7.5% 12/1/09 to 2/1/32	11,914,760	12,498,071
8% 9/1/17 to 3/1/37	794,761	835,376
8.5% 12/1/16 to 8/1/23	118,001	126,478
9.5% 12/1/09 to 2/1/25	331,335	373,350
10% 8/1/17	1,356	1,545
10.75% 5/1/14	13,642	15,370
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
11.25% 5/1/14	$ 1,197	$ 1,333
12.5% 1/1/15	3,413	3,871
		5,569,835,279
Freddie Mac - 37.1%
3.793% 5/1/35 (e)	7,761,143	7,608,522
4% 11/1/14 to 2/1/21	20,179,948	19,844,264
4.275% 6/1/35 (e)	3,344,894	3,371,814
4.316% 12/1/34 (e)	2,916,827	2,888,452
4.327% 3/1/35 (e)	2,919,563	2,888,191
4.331% 6/1/33 (e)	3,504,106	3,404,202
4.343% 6/1/33 (e)	11,453,557	11,221,179
4.362% 2/1/35 (e)	3,908,861	3,860,257
4.407% 3/1/35 (e)	3,659,096	3,615,229
4.449% 2/1/34 (e)	2,208,883	2,147,472
4.455% 3/1/35 (e)	3,202,260	3,164,987
4.482% 3/1/35 (e)	3,108,781	3,058,010
4.719% 1/1/35 (e)	11,147,954	11,129,259
4.767% 10/1/34 (e)	2,849,772	2,836,185
4.79% 2/1/36 (e)	1,214,179	1,205,937
4.798% 5/1/35 (e)	2,065,345	2,054,924
4.801% 3/1/35 (e)	2,760,172	2,722,259
4.81% 5/1/35 (e)	7,860,560	7,819,289
4.812% 9/1/34 (e)	1,354,431	1,347,050
4.897% 11/1/35 (e)	3,720,216	3,675,912
4.949% 1/1/33 (e)	7,440,290	7,324,916
4.955% 10/1/35 (e)	5,128,925	5,110,445
5% 5/1/18 to 6/1/38 (a)(d)	336,077,714	339,448,227
5% 12/11/38 (a)(b)	164,000,000	164,884,058
5% 1/13/39 (a)	80,000,000	80,318,752
5.023% 4/1/35 (e)	537,009	535,118
5.066% 4/1/35 (e)	9,725,318	9,634,292
5.115% 4/1/38 (e)	15,933,776	15,767,770
5.163% 10/1/33 (e)	6,609,547	6,717,659
5.187% 3/1/36 (e)	4,024,562	3,963,280
5.206% 12/1/35 (e)	5,189,758	5,180,290
5.364% 3/1/35 (e)	2,144,346	2,104,745
5.415% 3/1/37 (e)	1,656,143	1,643,800
5.431% 10/1/36 (e)	5,233,433	5,254,681
5.455% 4/1/37 (e)	1,988,405	1,989,410
5.487% 3/1/35 (e)	17,757,573	17,491,961
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.5% 9/1/09 to 7/1/35	$ 208,784,297	$ 212,859,761
5.5% 12/11/38 (a)	225,000,000	228,304,688
5.5% 12/11/38 (a)(b)	275,000,000	279,039,063
5.5% 12/11/38 (a)	57,000,000	57,837,188
5.5% 12/11/38 (a)	58,000,000	58,851,875
5.5% 12/11/38 (a)(b)	75,000,000	76,101,563
5.5% 12/11/38 (a)(b)	75,000,000	76,101,563
5.5% 12/11/38 (a)(b)	75,000,000	76,101,563
5.5% 1/13/39 (a)	275,000,000	278,587,898
5.5% 1/13/39 (a)(b)	57,000,000	57,743,673
5.5% 1/13/39 (a)(b)	40,000,000	40,521,876
5.5% 1/13/39 (a)(b)	35,000,000	35,456,642
5.527% 1/1/36 (e)	9,346,235	9,352,194
5.54% 1/1/37 (e)	8,985,081	8,970,849
5.548% 1/1/36 (e)	5,387,206	5,355,238
5.643% 4/1/36 (e)	5,557,630	5,582,565
5.705% 1/1/36 (e)	1,596,392	1,598,253
5.735% 10/1/35 (e)	1,314,860	1,317,214
5.752% 5/1/37 (e)	21,019,689	21,111,314
5.772% 3/1/37 (e)	9,603,449	9,540,556
5.781% 4/1/37 (e)	9,536,298	9,516,148
5.802% 11/1/36 (e)	18,304,783	18,424,468
5.808% 6/1/37 (e)	7,552,481	7,603,603
5.834% 5/1/37 (e)	2,972,906	2,974,142
5.879% 5/1/37 (e)	1,491,631	1,496,886
5.947% 4/1/36 (e)	33,473,457	33,647,602
5.975% 6/1/37 (e)	1,759,976	1,775,994
6% 2/1/17 to 6/1/38 (a)(b)	273,226,136	280,114,852
6% 12/11/38 (a)	28,000,000	28,614,687
6.006% 6/1/36 (e)	3,028,955	3,047,258
6.092% 1/1/35 (e)	51,838	52,035
6.142% 12/1/36 (e)	5,612,221	5,662,397
6.149% 4/1/37 (e)	3,059,511	3,098,883
6.172% 7/1/36 (e)	22,088,634	22,284,770
6.22% 6/1/36 (e)	4,342,098	4,413,854
6.238% 5/1/36 (e)	2,933,889	2,960,266
6.244% 3/1/36 (e)	11,373,549	11,525,312
6.312% 3/1/37 (e)	9,217,558	9,324,670
6.326% 7/1/36 (e)	3,261,249	3,293,015
6.399% 3/1/33 (e)	216,340	217,425
6.418% 6/1/37 (e)	849,022	861,250
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6.422% 12/1/36 (e)	$ 6,769,949	$ 6,900,192
6.436% 10/1/36 (e)	24,857,721	25,160,476
6.456% 9/1/36 (e)	16,178,819	16,363,525
6.475% 7/1/36 (e)	26,733,958	27,040,396
6.495% 8/1/37 (e)	1,542,688	1,564,938
6.5% 4/1/11 to 8/1/47	87,579,080	90,369,771
6.513% 8/1/36 (e)	6,189,622	6,255,823
6.566% 6/1/37 (e)	1,239,715	1,258,021
6.591% 6/1/36 (e)	1,789,811	1,822,943
6.592% 12/1/36 (e)	14,979,715	15,319,807
6.624% 7/1/36 (e)	11,451,597	11,697,847
6.641% 8/1/37 (e)	5,992,112	6,090,554
6.713% 8/1/36 (e)	4,588,135	4,648,490
7% 6/1/21 to 9/1/36	32,406,761	33,740,777
7.128% 2/1/37 (e)	1,080,351	1,115,125
7.5% 9/1/15 to 4/1/37	6,863,446	7,140,051
7.524% 4/1/37 (e)	613,316	632,668
7.7% 8/1/36 (e)	71,886	72,868
8% 7/1/16 to 1/1/37	1,592,885	1,696,352
8.5% 9/1/19 to 1/1/28	576,935	628,002
9% 10/1/16	6,093	6,566
9.5% 7/1/09 to 2/1/10	1,442	1,447
10.5% 5/1/09 to 9/1/13	909	939
11% 8/1/15 to 9/1/20	105,437	121,692
11.5% 10/1/15	5,296	6,121
12% 2/1/13 to 7/1/15	2,742	3,085
13.5% 12/1/14	24,435	28,441
		3,018,164,768
Government National Mortgage Association - 15.6%
4.25% 7/20/34 (e)	1,569,365	1,471,812
5% 5/15/33 to 5/15/36	31,168,481	31,752,135
5% 12/18/38 (a)	33,000,000	33,244,923
5.5% 4/15/29 to 2/15/38	22,106,201	22,592,667
5.5% 12/1/38 (a)	17,000,000	17,265,625
5.5% 12/18/38 (a)(b)	35,000,000	35,546,875
5.5% 12/18/38 (a)(b)	80,000,000	81,400,000
5.5% 12/18/38 (a)	24,000,000	24,375,000
5.5% 1/1/39 (a)	84,000,000	85,118,905
5.5% 1/1/39 (a)	20,000,000	20,303,906
5.5% 1/21/39 (a)	59,000,000	59,785,898
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
5.5% 1/21/39 (a)	$ 38,000,000	$ 38,577,421
6% 12/15/08 to 4/15/38	59,985,206	61,514,618
6% 12/18/38 (a)(b)	100,000,000	102,054,690
6% 12/18/38 (a)	39,000,000	39,801,329
6% 12/18/38 (a)	60,000,000	61,289,064
6% 12/18/38 (a)(b)	80,000,000	81,643,752
6% 12/18/38 (a)	50,000,000	51,074,220
6% 12/18/38 (a)	50,000,000	51,074,220
6% 12/18/38 (a)(b)	23,000,000	23,494,141
6% 12/18/38 (a)(b)	27,000,000	27,580,079
6% 1/21/39 (a)	80,000,000	81,468,752
6% 1/21/39 (a)	100,000,000	101,929,690
6.5% 6/15/23 to 10/15/36	86,521,222	91,052,546
7% 6/15/22 to 3/15/33	25,999,985	26,915,644
7.5% 1/15/17 to 1/15/32	11,396,148	12,245,952
8% 8/15/16 to 3/15/32	3,464,022	3,756,487
8.5% 11/15/16 to 1/15/31	607,399	672,079
9% 3/15/10 to 1/15/23	76,616	84,097
9.5% 12/15/20 to 3/15/23	27,067	30,830
10.5% 5/20/16 to 1/20/18	109,376	126,663
11% 7/20/13 to 7/20/20	132,163	150,712
		1,269,394,732
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,707,916,498)		9,857,394,779
Asset-Backed Securities - 1.7%

Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 1.445% 10/25/36 (e)	1,655,230	1,576,675
Bear Stearns Asset Backed Securities I Trust Series 2007-HE3 Class 1A1, 1.515% 4/25/37 (e)	3,309,875	2,846,608
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 1.445% 8/26/36 (e)	321,931	307,672
Series 2006-NC2 Class A2A, 1.435% 9/25/36 (e)	502,717	480,266
Series 2006-WF2 Class A2B, 5.735% 5/25/36	2,141,194	2,081,643
Series 2007-AMC4 Class M1, 1.665% 5/25/37 (e)	2,235,000	214,784
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 1.515% 1/25/37 (e)	264,810	253,977
Series 2007-BC2 Class 2A1, 1.485% 6/25/37 (e)	3,353,666	2,837,677
Asset-Backed Securities - continued
	Principal Amount	Value
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 1.455% 10/25/36 (e)	$ 1,902,732	$ 1,643,601
First Franklin Mortgage Loan Trust:
Series 2005-FF9 Class A3, 1.675% 10/25/35 (e)	43,809,816	35,924,049
Series 2006-FF5 Class 2A2, 1.505% 4/25/36 (e)	2,414,180	2,348,546
Fremont Home Loan Trust Series 2006-3 Class 2A1, 1.465% 2/25/37 (e)	118,622	114,989
Home Equity Asset Trust Series 2006-8 Class 2A1, 1.445% 3/25/37 (e)	255,600	219,950
HSBC Home Equity Loan Trust Series 2007-2 Class A3V, 1.6725% 7/21/36 (e)	3,255,000	1,660,050
JPMorgan Mortgage Acquisition Trust Series 2006-WF1:
Class A1A, 5.6% 7/25/36	281,887	277,659
Class A1B, 1.495% 7/25/36 (e)	942,187	916,283
Long Beach Mortgage Loan Trust:
Series 2006-1 Class 2A2, 1.535% 2/25/36 (e)	6,436	6,375
Series 2006-10 Class 2A3, 1.555% 11/25/36 (e)	6,000,000	1,957,500
Series 2006-2 Class 2A2, 1.525% 3/25/36 (e)	2,628,247	2,549,399
Series 2006-8 Class 2A1, 1.435% 9/25/36 (e)	1,340,614	1,256,871
Merrill Lynch Mortgage Investors Trust:
Series 2005-FM1 Class A2D, 1.775% 5/25/36 (e)	7,577,000	5,114,475
Series 2006-MLN1 Class A2A, 1.465% 7/25/37 (e)	2,577,916	2,363,895
Morgan Stanley ABS Capital I Trust:
Series 2006-HE6 Class A2A, 1.435% 9/25/36 (e)	4,244,655	4,006,424
Series 2007-HE2 Class A2A, 1.435% 1/25/37 (e)	456,577	395,986
Series 2007-HE4 Class A2A, 1.505% 2/25/37 (e)	469,872	406,549
Series 2007-NC3 Class A2A, 1.455% 5/25/37 (e)	225,363	183,995
Morgan Stanley Capital I Trust Series 2006-HE1 Class M2, 1.785% 1/25/36 (e)	3,909,000	485,850
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 1.495% 4/25/37 (e)	5,169,586	4,343,497
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 1.445% 11/25/36 (e)	688,192	639,248
National Collegiate Student Loan Trust Series 2007-2 Class AIO, 6.7% 7/25/12 (f)	21,050,000	4,523,435
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (e)	21,259	21,055
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	1,013,350	980,903
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 1.465% 1/25/37 (e)	921,326	787,549
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 1.485% 5/25/37 (e)	1,306,129	1,138,683
Asset-Backed Securities - continued
	Principal Amount	Value
Option One Mortgage Loan Trust: - continued
Series 2007-6 Class 2A1, 1.455% 7/25/37 (e)	$ 1,620,003	$ 1,411,324
Ownit Mortgage Loan Trust Series 2006-6 Class A2A, 1.455% 9/25/37 (e)	4,148,427	3,898,601
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 1.465% 9/25/36 (e)	3,544,097	3,361,906
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 1.465% 2/25/37 (e)	2,634,088	2,277,994
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 1.475% 8/25/36 (e)	2,259,227	1,942,621
Series 2007-NC1 Class A2A, 1.445% 12/25/36 (e)	1,542,099	1,348,801
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	781,787	769,816
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 3.5088% 11/25/37 (e)	18,449,377	16,439,595
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 1.485% 6/25/37 (e)	9,574,850	7,972,883
WaMu Asset-Backed Certificates Series 2007-HE2 Class 2A1, 1.505% 4/25/37 (e)	1,410,061	1,068,207
Wells Fargo Home Equity Trust:
Series 2006-2 Class A2, 1.495% 7/25/36 (e)	8,262,338	7,078,502
Series 2007-2 Class A1, 1.485% 4/25/37 (e)	4,526,065	4,164,686
TOTAL ASSET-BACKED SECURITIES (Cost $163,131,231)		136,601,054
Collateralized Mortgage Obligations - 12.0%

Private Sponsor - 2.8%
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.2334% 9/25/33 (e)	3,488,277	2,653,781
Series 2003-J Class 2A2, 5.2947% 11/25/33 (e)	2,903,064	2,208,212
Series 2003-L Class 2A1, 3.9924% 1/25/34 (e)	5,902,053	4,466,185
Series 2004-1 Class 2A2, 4.6819% 10/25/34 (e)	8,309,331	6,135,876
Series 2004-A Class 2A1, 3.555% 2/25/34 (e)	2,181,915	1,633,957
Series 2004-B Class 2A2, 4.0821% 3/25/34 (e)	3,196,944	2,404,743
Series 2004-D Class 2A1, 3.6108% 5/25/34 (e)	1,115,905	841,151
Series 2004-F Class 2A6, 4.1453% 7/25/34 (e)	4,258,000	4,100,026
Series 2004-J:
Class 1A2, 5.6094% 11/25/34 (e)	3,120,423	2,312,760
Class 2A1, 4.7586% 11/25/34 (e)	3,668,150	2,709,593
Series 2004-L Class 2A1, 4.3678% 1/25/35 (e)	4,294,821	3,151,657
Series 2005-D Class 2A7, 4.7881% 5/25/35 (e)	4,480,000	2,659,441
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2005-H:
Class 1A1, 5.3189% 9/25/35 (e)	$ 1,046,217	$ 788,071
Class 2A2, 4.8% 9/25/35 (e)	7,565,908	4,494,735
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2003-6 Class 1A2, 4.9631% 8/25/33 (e)	9,115,318	6,756,867
Series 2004-10 Class 11A1, 5.9015% 1/25/35 (e)	4,332,787	2,813,694
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.8511% 2/25/37 (e)	4,830,322	3,635,202
Series 2007-A2 Class 2A1, 4.8915% 7/25/37 (e)	2,995,403	2,227,659
Citigroup Mortgage Loan Trust:
Series 2003-HYB3 Class 1A, 5.4833% 9/25/34 (e)	2,836,838	1,606,623
Series 2006-AR7 Class 1A1, 5.7644% 11/25/36 (e)	1,001,263	592,745
Countrywide Home Loans, Inc. Series 2003-56 Class 6A1, 5.4833% 12/25/33 (e)	7,301,099	5,399,214
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.5901% 11/25/34 (e)	3,611,167	2,742,806
First Horizon Mortgage pass-thru Trust Series 2004-AR5:
Class 1A1, 5.5959% 10/25/34 (e)	1,625,947	1,182,963
Class 2A1, 5.1087% 10/25/34 (e)	15,873,673	11,536,302
Granite Master Issuer PLC floater Series 2005-4 Class C2, 2.7675% 12/20/54 (e)	3,231,304	484,696
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 5.4833% 9/25/34 (e)	1,939,773	1,393,326
Series 2005-AR4 Class 3A5, 4.7717% 7/25/35 (e)	4,255,000	2,449,637
Series 2007-AR2 Class 2A1, 4.8371% 4/25/35 (e)	3,821,087	2,785,576
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9509% 8/25/36 (e)	12,322,000	8,793,401
Series 2004-A3 Class 4A1, 5.5959% 7/25/34 (e)	23,187,999	16,830,674
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 1.605% 5/25/47 (e)	4,190,000	1,711,397
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1.565% 2/25/37 (e)	9,852,086	4,795,196
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 4.2304% 8/25/34 (e)	15,209,795	11,022,074
Series 2005-A2:
Class A2, 4.4868% 2/25/35 (e)	9,379,961	6,889,264
Class A7, 4.4868% 2/25/35 (e)	13,813,000	7,333,714
Series 2006-A6 Class A4, 5.4037% 10/25/33 (e)	13,613,189	10,471,134
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.6291% 10/25/35 (e)	$ 5,997,930	$ 4,525,572
WaMu Mortgage pass-thru certificates:
Series 2003-AR10 Class A7, 4.6719% 10/25/33 (e)	37,291,934	24,277,964
Series 2003-AR8 Class A, 4.2818% 8/25/33 (e)	7,600,292	5,676,158
Series 2004-AR7 Class A6, 3.9394% 7/25/34 (e)	2,045,000	1,991,065
Series 2005-AR3 Class A2, 4.6373% 3/25/35 (e)	17,833,662	13,209,404
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W:
Class A1, 4.5436% 11/25/34 (e)	7,209,804	5,332,848
Class A9, 4.5436% 11/25/34 (e)	16,510,000	9,917,076
Series 2005-AR12 Class 2A5, 4.3445% 7/25/35 (e)	4,840,000	3,177,724
Series 2005-AR2 Class 1A2, 4.6383% 3/25/35 (e)	7,504,790	4,992,811
Series 2005-AR3 Class 2A1, 4.4116% 3/25/35 (e)	1,715,756	1,147,287
TOTAL PRIVATE SPONSOR		228,262,261
U.S. Government Agency - 9.2%
Fannie Mae:
floater Series 2002-94 Class FB, 1.795% 1/25/18 (e)	4,135,876	4,024,283
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	2,244,083	2,325,445
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	4,647,635
Series 2006-45 Class OP, 6/25/36 (g)	8,560,688	6,923,024
Series 1993-165 Class SH, 15.7338% 9/25/23 (e)	617,675	718,003
Series 1999-17 Class PG, 6% 4/25/29	22,866,087	23,422,984
Series 2003-22 6% 4/25/33 (f)	17,827,393	2,770,404
Series 2007-116 Class PB, 5.5% 8/25/35 (d)	18,482,144	18,901,259
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	41,612,436	35,091,767
Series 339:
Class 29, 5.5% 7/1/18 (f)	9,063,234	1,427,459
Class 5, 5.5% 7/1/33 (f)	9,834,611	1,266,698
Series 343 Class 16, 5.5% 5/1/34 (f)	7,068,645	891,356
Series 348 Class 14, 6.5% 8/1/34 (f)	4,183,761	589,831
Series 351:
Class 12, 5.5% 4/1/34 (f)	3,171,638	765,158
Class 13, 6% 3/1/34 (f)	4,014,148	657,516
Series 359, Class 19 6% 7/1/35 (f)	4,035,569	935,747
Series 384 Class 6, 5% 7/25/37 (f)	49,848,302	6,285,871
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2002-18 Class FD, 2.195% 2/25/32 (e)	$ 1,111,091	$ 1,063,136
Series 2002-39 Class FD, 2.4775% 3/18/32 (e)	1,224,746	1,180,642
Series 2002-60 Class FV, 2.395% 4/25/32 (e)	2,895,617	2,840,410
Series 2002-63 Class FN, 2.395% 10/25/32 (e)	2,852,212	2,743,343
Series 2002-7 Class FC, 2.145% 1/25/32 (e)	1,596,580	1,528,486
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	16,280,473	16,673,249
Series 2001-52 Class YZ, 6.5% 10/25/31	898,252	918,191
Series 2001-63 Class TC, 6% 12/25/31	16,685,000	16,753,679
Series 2001-64 Class QH, 6% 11/25/31	30,730,476	31,395,426
Series 2001-72 Class NZ, 6% 12/25/31	4,941,201	5,009,505
Series 2002-52 Class PB, 6% 2/25/32	12,391,570	12,544,991
Series 2005-14 Class ME, 5% 10/25/33	6,813,000	6,749,646
Series 2005-73 Class SA, 13.923% 8/25/35 (e)	7,236,124	7,618,288
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	20,558,223	21,032,308
Series 2001-31 Class ZC, 6.5% 7/25/31	8,596,816	8,877,866
Series 2002-79 Class Z, 5.5% 11/25/22	13,893,088	13,692,882
Series 2003-112 Class AN, 4% 11/25/18	16,358,000	15,508,828
Series 2003-80 Class CG, 6% 4/25/30	2,364,773	2,454,229
Series 2004-3 Class BA, 4% 7/25/17	860,058	859,050
Series 2004-70 Class GB, 4.5% 1/25/32	5,961,966	5,868,317
Series 1999-33 Class PK, 6% 7/25/29	11,233,642	11,513,704
Series 2001-63 Class PG, 6% 12/25/31	8,189,845	8,366,955
Series 2001-74 Class QE, 6% 12/25/31	7,826,415	7,995,131
Series 2003-21 Class SK, 6.705% 3/25/33 (e)(f)	3,576,960	385,920
Series 2003-3 Class HS, 6.255% 9/25/16 (e)(f)	279,469	12,017
Series 2003-35:
Class BS, 5.605% 4/25/17 (e)(f)	3,088,493	148,535
Class TQ, 6.105% 5/25/18 (e)(f)	3,554,925	344,302
Series 2003-42 Class SJ, 5.655% 11/25/22 (e)(f)	4,529,065	395,908
Series 2004-54 Class SW, 4.605% 6/25/33 (e)(f)	16,370,520	1,079,052
Series 2004-56 Class SE, 6.155% 10/25/33 (e)(f)	23,250,136	1,669,802
Series 2007-36:
Class GO, 4/25/37 (g)	4,358,091	3,773,349
Class PO, 4/25/37 (g)	5,967,129	5,161,393
Class SB, 5.205% 4/25/37 (e)(f)	77,319,231	6,485,073
Class SG, 5.205% 4/25/37 (e)(f)	56,431,342	4,815,907
Series 2007-57 Class SA, 32.25% 6/25/37 (e)	15,937,026	21,504,877
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2007-66:
Class SA, 31.23% 7/25/37 (e)	$ 13,971,953	$ 18,568,670
Class SB, 31.23% 7/25/37 (e)	5,657,178	7,801,757
Freddie Mac:
floater:
Series 3033 Class TF, 0% 9/15/35 (e)	573,374	481,634
Series 3318:
Class CY, 0% 11/15/36 (e)	931,189	854,510
Class GY, 0% 5/15/37 (e)	1,073,705	966,986
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	20,496,059	20,840,539
Series 2101 Class PD, 6% 11/15/28	1,958,148	1,979,525
Series 2162 Class PH, 6% 6/15/29	2,091,307	2,136,685
Series 3225 Class EO, 10/15/36 (g)	10,859,081	8,827,872
Series 3030 Class SL, 4.6775% 9/15/35 (e)(f)	43,846,503	2,675,321
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	8,476,631	8,574,158
Series 2056 Class Z, 6% 5/15/28	13,996,889	14,261,152
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2412 Class FK, 2.2225% 1/15/32 (e)	832,584	798,756
Series 2423 Class FA, 2.3225% 3/15/32 (e)	1,997,896	1,924,054
Series 2424 Class FM, 2.4225% 3/15/32 (e)	1,911,466	1,841,793
Series 2432:
Class FE, 2.3225% 6/15/31 (e)	2,004,088	1,925,548
Class FG, 2.3225% 3/15/32 (e)	780,872	750,902
Series 3066 Class HF, 0% 1/15/34 (e)	229,857	207,949
Series 3129 Class MF, 0% 7/15/34 (e)	1,745,544	1,739,089
Series 3222 Class HF, 0% 9/15/36 (e)	2,652,338	2,647,137
Series 3298 Class CF, 0% 8/15/36 (e)	1,799,949	1,853,385
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (g)	10,495,823	8,215,082
Series 2121 Class MG, 6% 2/15/29	8,072,002	8,213,133
Series 2131 Class BG, 6% 3/15/29 (c)	52,752,720	53,711,711
Series 2137 Class PG, 6% 3/15/29	8,197,445	8,336,416
Series 2154 Class PT, 6% 5/15/29	12,074,736	12,278,465
Series 2425 Class JH, 6% 3/15/17	4,936,655	5,026,882
Series 2488 Class PR, 6% 8/15/32	6,449,797	6,555,759
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2585 Class KS, 6.1775% 3/15/23 (e)(f)	$ 2,528,373	$ 227,922
Series 2590 Class YR, 5.5% 9/15/32 (f)	574,091	111,645
Series 2665 Class PB, 3.5% 6/15/23	448,854	447,727
Series 3258 Class PM, 5.5% 12/15/36	12,035,989	12,304,223
sequential payer:
Series 2274 Class ZM, 6.5% 1/15/31	2,983,291	3,089,609
Series 2303 Class ZV, 6% 4/15/31	5,644,839	5,748,072
Series 2417 Class KZ, 6% 2/15/32	5,812,525	5,889,989
Series 2467 Class NB, 5% 7/15/17	7,939,000	8,060,147
Series 2502 Class ZC, 6% 9/15/32	6,385,858	6,409,390
Series 2504 Class Z, 6% 9/15/32	9,145,846	9,294,338
Series 2564 Class ES, 6.1775% 2/15/22 (e)(f)	3,795,403	272,445
Series 2575 Class ID, 5.5% 8/15/22 (f)	688,557	77,669
Series 2675 Class CB, 4% 5/15/16	360,603	361,690
Series 2683 Class JA, 4% 10/15/16	390,694	391,568
Series 2750 Class ZT, 5% 2/15/34	13,016,706	11,477,577
Series 2817 Class SD, 5.6275% 7/15/30 (e)(f)	6,764,365	495,321
Series 2902 Class LZ, 5.5% 9/15/31	36,889,305	37,177,631
Series 3204 Class VB, 5% 3/15/25	6,632,403	6,326,088
Series 3266 Class D, 5% 1/15/22	11,000,000	11,146,974
Series 2844:
Class SC, 37.5538% 8/15/24 (e)	527,588	794,417
Class SD, 67.9575% 8/15/24 (e)	776,179	1,541,483
Series 2957 Class SW, 4.5775% 4/15/35 (e)(f)	26,985,063	1,430,069
Series 3002 Class SN, 5.0775% 7/15/35 (e)(f)	27,159,892	2,159,515
Ginnie Mae guaranteed REMIC pass-thru securities:
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	12,073,136	12,283,292
Series 2006-50:
Class JC, 5% 6/20/36	31,031,879	30,846,685
Class JD, 5% 9/20/36	2,512,120	2,329,800
Series 2003-11 Class S, 5.1275% 2/16/33 (e)(f)	19,429,106	1,764,707
Series 2004-32 Class GS, 5.0775% 5/16/34 (e)(f)	5,592,462	403,925
Series 2007-18 Class S, 5.3775% 4/16/37 (e)(f)	35,787,700	3,310,362
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
Series 2007-32 Class XA, 0% 5/20/36 (e)	$ 4,326,005	$ 4,062,552
Series 2007-35 Class SC, 31.665% 6/16/37 (e)	677,058	873,998
TOTAL U.S. GOVERNMENT AGENCY		745,714,537
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,048,663,567)		973,976,798
Commercial Mortgage Securities - 0.4%

Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.872% 10/16/23 (e)	554,977	560,521
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-59 Class D, 3.654% 10/16/27	35,005,000	34,325,021
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $35,594,117)		34,885,542
Cash Equivalents - 4.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.27%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) # (Cost $346,822,000)	346,829,826	346,822,000
TOTAL INVESTMENT PORTFOLIO - 139.4% (Cost $11,302,127,413)		11,349,680,173
NET OTHER ASSETS - (39.4)%		(3,209,118,757)
NET ASSETS - 100%		$ 8,140,561,416
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
879 CBOT 2 Year U.S. Treasury Notes Index Contracts	March 2009	$ 190,578,188	$ (1,444,528)
The face value of futures sold as a percentage of net assets - 2.3%
Swap Agreements
		Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.33% with Credit Suisse First Boston	August 2010	$ 142,000,000	$ (4,338,498)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.06% with JPMorgan Chase, Inc.	Sept. 2013	40,000,000	(2,403,324)
		$ 182,000,000	$ (6,741,822)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,895,840.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $6,265,162.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$346,822,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 169,412,282
Bank of America, NA	168,402,620
Barclays Capital, Inc.	9,007,098
$ 346,822,000
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 11,349,680,173	$ -	$ 11,344,108,459	$ 5,571,714
Other Financial Instruments*	$ (8,186,350)	$ (1,444,528)	$ (6,741,822)	$ -
*Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 2,535,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(661,999)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(236,434)
Transfer in/out of Level 3	3,935,147
Ending Balance	$ 5,571,714

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $11,301,289,834. Net unrealized appreciation aggregated $48,390,339, of which $197,761,428 related to appreciated investment securities and $149,371,089 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2009